UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: March 31

Registrant is making a filing for 8 of its series:

Wells Fargo Intrinsic Small Cap Value Fund, Wells Fargo Small Cap Opportunities Fund, Wells Fargo Small Cap Value Fund, Wells Fargo Special Small Cap Value Fund, Wells Fargo Traditional Small Cap Growth Fund, Wells Fargo Precious Metals Fund, Wells Fargo Specialized Technology Fund, and Wells Fargo Utility and Telecommunications Fund.

Date of reporting period: September 30, 2016

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

September 30, 2016

Wells Fargo Intrinsic Small Cap Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Intrinsic Small Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Fed, European Central Bank, Bank of England, and Bank of Japan.

Dear Shareholder:

We are pleased to offer you this semiannual report for the Wells Fargo Intrinsic Small Cap Value Fund for the six-month period that ended September 30, 2016. During this period, which began April 1, 2016, the U.S. economy displayed resilience although growth was somewhat sluggish. U.S. and international stock markets experienced heightened volatility. Despite fluctuating markets, U.S. small-, mid-, and large-cap stocks delivered positive results overall for the six-month period; small-cap stocks performed best, followed by mid- and large-cap stocks, as measured by the Russell 2000® Index,1 the Russell Midcap® Index,2 and the Russell 1000® Index,3 respectively. International stocks overall also delivered positive results for the period.

Worries over interest rates and the U.K.’s Brexit vote largely drove markets during the second quarter of 2016.

U.S. stocks began the quarter in positive territory but started to lose steam in early May on worries that a possible June interest-rate increase by the Federal Reserve (Fed) could hurt the market. In mid-May, stocks briefly plunged following comments by Fed officials noting that a June interest-rate increase remained on the table. But once investors had processed this information, stocks again rallied, finishing up for the month. The first three weeks of June brought heightened volatility, spurred largely by a disappointing jobs report and uncertainty over whether the U.K. would remain in the E.U. The U.K.’s Brexit vote on June 23 shocked countries in Europe and much of the rest of the world. Stock markets fell as investors worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rallied as investors seemed to decide that any negative effects would be more localized and not create a serious risk for global growth. By quarter-end, the broad U.S. stock market had moved back into positive territory.

U.S. stocks delivered generally positive results in the third quarter of 2016.

The rally in U.S. stocks continued into early July 2016. U.S. stocks then generally continued to move upward at a more moderate pace, reaching a quarterly peak in August before the upward momentum started to lose some steam. Markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Fed, European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. Although many U.S. investors had doubted the Fed would increase interest rates in September, hawkish comments by several Fed officials early that month raised concerns, sending stock and bond prices downward. However, immediately following the Fed’s September 20 meeting, stocks surged on news that the Fed had decided to leave short-term interest rates unchanged for the time being and had signaled its intention to increase rates by year-end. The Fed also lowered its estimates for long-term economic growth and adjusted its anticipated pace of future rate increases. U.S. small-cap stocks in particular benefited from a renewed investor focus on fundamentals and from healthy merger and acquisition activity.

[1]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[2]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Intrinsic Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Ann Miletti

Average annual total returns (%) as of September 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFSMX)	3-31-2008	5.78	15.07	4.74	12.23	16.44	5.36	1.47	1.36
Class C (WSCDX)	3-31-2008	10.37	15.54	4.58	11.37	15.54	4.58	2.22	2.11
Administrator Class (WFSDX)	4-8-2005	–	–	–	12.39	16.68	5.61	1.39	1.21
Institutional Class (WFSSX)	4-8-2005	–	–	–	12.66	16.92	5.83	1.14	1.01
Russell 2000® Value Index[4]	–	–	–	–	18.81	15.45	5.78	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	5

Ten largest holdings (%) as of September 30, 2016[5]
KAR Auction Services Incorporated	2.53
EVERTEC Incorporated	2.35
Steris Corporation	2.31
Kirby Corporation	2.29
Zions Bancorporation	2.09
Outfront Media Incorporated	2.09
Endurance International Group Holdings	2.08
Zebra Technologies Corporation Class A	2.06
AmSurg Corporation	1.98
Hancock Holding Company	1.96

Sector distribution as of September 30, 2016[6]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through July 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Class A, 2.10% for Class C, 1.20% for Administrator Class, and 1.00% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Intrinsic Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2016	Ending account value 9-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,089.83	$7.05	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.81	1.35%
Class C
Actual	$1,000.00	$1,085.03	$10.95	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.50	$10.58	2.10%
Administrator Class
Actual	$1,000.00	$1,090.41	$6.27	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Institutional Class
Actual	$1,000.00	$1,092.00	$5.23	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 91.74%

Consumer Discretionary: 7.02%

Hotels, Restaurants & Leisure: 1.83%
SeaWorld Entertainment Incorporated «	147,500	$1,988,302

Specialty Retail: 3.87%
Ascena Retail Group Incorporated †	353,690	1,977,127
Party City Holdco Incorporated «†	56,885	973,871
Pier 1 Imports Incorporated «	296,685	1,257,944

		4,208,942

Textiles, Apparel & Luxury Goods: 1.32%
Kate Spade & Company †	83,434	1,429,224

Consumer Staples: 5.76%

Food Products: 5.76%
J & J Snack Foods Corporation	9,400	1,119,728
Post Holdings Incorporated †	16,120	1,243,980
Snyders Lance Incorporated	60,000	2,014,800
TreeHouse Foods Incorporated †	21,475	1,872,405

		6,250,913

Energy: 9.42%

Energy Equipment & Services: 2.00%
Forum Energy Technologies Incorporated †	61,935	1,230,029
U.S. Silica Holdings Incorporated	20,135	937,486

		2,167,515

Oil, Gas & Consumable Fuels: 7.42%
Diamondback Energy Incorporated †	16,650	1,607,391
Encana Corporation	110,380	1,155,679
Oasis Petroleum Incorporated †	106,045	1,216,336
RSP Permian Incorporated †	25,490	988,502
Whiting Petroleum Corporation †	110,860	968,916
WPX Energy Incorporated †	161,185	2,126,030

		8,062,854

Financials: 20.19%

Banks: 10.17%
Cathay General Bancorp	55,030	1,693,823
Glacier Bancorp Incorporated	39,605	1,129,535
Hancock Holding Company	65,810	2,134,218
Sterling BanCorp	98,050	1,715,875
Webster Financial Corporation	55,180	2,097,392
Zions Bancorporation	73,255	2,272,370

		11,043,213

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments—September 30, 2016 (unaudited)

Security name	Shares	Value

Capital Markets: 2.22%
Artisan Partners Asset Management Incorporated Class A	47,625	$1,295,400
Stifel Financial Corporation †	29,020	1,115,819

		2,411,219

Consumer Finance: 1.01%
Encore Capital Group Incorporated «†	48,974	1,100,936

Insurance: 3.42%
Endurance Specialty Holdings Limited	31,375	2,053,494
Selective Insurance Group Incorporated	41,611	1,658,614

		3,712,108

Mortgage REITs: 2.36%
Ladder Capital Corporation	65,321	864,850
PennyMac Mortgage Investment Trust	109,135	1,700,323

		2,565,173

Thrifts & Mortgage Finance: 1.01%
Essent Group Limited †	41,381	1,101,148

Health Care: 12.76%

Health Care Equipment & Supplies: 5.65%
Haemonetics Corporation †	31,669	1,146,734
Integer Holdings Corporation	47,135	1,022,358
Integra LifeSciences Holdings Corporation †	17,655	1,457,420
Steris Corporation	34,300	2,507,330

		6,133,842

Health Care Providers & Services: 5.80%
AMN Healthcare Services Incorporated †	24,372	776,736
AmSurg Corporation †	32,015	2,146,606
HealthSouth Corporation	40,801	1,655,297
Team Health Holdings Incorporated †	52,918	1,723,010

		6,301,649

Life Sciences Tools & Services: 1.31%
Bio-Rad Laboratories Incorporated Class A †	8,685	1,422,690

Industrials: 17.31%

Building Products: 0.78%
Continental Building Product †	40,709	854,482

Commercial Services & Supplies: 4.83%
KAR Auction Services Incorporated	63,600	2,744,976
Steelcase Incorporated Class A	94,150	1,307,744
Tetra Tech Incorporated	33,560	1,190,373

		5,243,093

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	9

Security name	Shares	Value

Machinery: 2.36%
Actuant Corporation Class A	43,805	$1,018,028
IDEX Corporation	16,550	1,548,584

		2,566,612

Marine: 2.29%
Kirby Corporation †	40,010	2,487,022

Professional Services: 2.72%
Korn/Ferry International	81,520	1,711,920
Resources Connection Incorporated	82,976	1,239,661

		2,951,581

Road & Rail: 2.77%
Knight Transportation Incorporated	50,780	1,456,878
Landstar System Incorporated	22,800	1,552,224

		3,009,102

Trading Companies & Distributors: 1.56%
Air Lease Corporation	59,300	1,694,794

Information Technology: 12.19%

Electronic Equipment, Instruments & Components: 4.48%
Jabil Circuit Incorporated	79,500	1,734,690
VeriFone Systems Incorporated †	57,350	902,689
Zebra Technologies Corporation Class A †	32,080	2,233,089

		4,870,468

Internet Software & Services: 2.08%
Endurance International Group Holdings «†	258,300	2,260,125

IT Services: 4.67%
CoreLogic Incorporated †	36,725	1,440,355
EVERTEC Incorporated	152,000	2,550,560
WEX Incorporated †	9,980	1,078,738

		5,069,653

Technology Hardware, Storage & Peripherals: 0.96%
Diebold Incorporated	41,932	1,039,494

Materials: 1.60%

Containers & Packaging: 1.60%
Silgan Holdings Incorporated	34,255	1,732,960

Real Estate: 5.49%

Equity REITs: 5.49%
Hudson Pacific Properties Incorporated	50,800	1,669,796
Outfront Media Incorporated	95,940	2,268,981
Parkway Properties Incorporated	119,000	2,024,190

		5,962,967

Total Common Stocks (Cost $87,997,230)		99,642,081

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Intrinsic Small Cap Value Fund	Portfolio of investments—September 30, 2016 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 14.38%

Investment Companies: 14.38%
Securities Lending Cash Investments LLC (l)(r)(u)	0.65%	6,421,350	$6,421,350
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.34	9,198,964	9,198,964

Total Short-Term Investments (Cost $15,620,314)			15,620,314

Total investments in securities (Cost $103,617,544) *	106.12%	115,262,395
Other assets and liabilities, net	(6.12)	(6,642,671)

Total net assets	100.00%	$108,619,724

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $105,740,935 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,369,770
Gross unrealized losses	(8,848,310)

Net unrealized gains	$9,521,460

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2016 (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	11

Assets
Investments
In unaffiliated securities (including $6,204,385 of securities loaned), at value (cost $87,997,230)	$99,642,081
In affiliated securities, at value (cost $15,620,314)	15,620,314

Total investments, at value (cost $103,617,544)	115,262,395
Receivable for Fund shares sold	18,571
Receivable for dividends	92,875
Receivable for securities lending income	3,549
Prepaid expenses and other assets	37,841

Total assets	115,415,231

Liabilities
Payable for Fund shares redeemed	233,739
Payable upon receipt of securities loaned	6,421,350
Management fee payable	67,099
Distribution fee payable	190
Administration fees payable	16,039
Accrued expenses and other liabilities	57,090

Total liabilities	6,795,507

Total net assets	$108,619,724

NET ASSETS CONSIST OF
Paid-in capital	$145,924,861
Undistributed net investment income	325,076
Accumulated net realized losses on investments	(49,275,064)
Net unrealized gains on investments	11,644,851

Total net assets	$108,619,724

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$51,343,555
Shares outstanding – Class A1	2,005,987
Net asset value per share – Class A	$25.60
Maximum offering price per share – Class A2	$27.16
Net assets – Class C	$290,510
Shares outstanding – Class C1	12,108
Net asset value per share – Class C	$23.99
Net assets – Administrator Class	$4,850,551
Shares outstanding – Administrator Class[1]	186,197
Net asset value per share – Administrator Class	$26.05
Net assets – Institutional Class	$52,135,108
Shares outstanding – Institutional Class[1]	1,978,818
Net asset value per share – Institutional Class	$26.35

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Intrinsic Small Cap Value Fund	Statement of operations—six months ended September 30, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $790)	$858,603
Securities lending income, net	27,851
Income from affiliated securities	15,071

Total investment income	901,525

Expenses
Management fee	480,088
Administration fees
Class A	53,915
Class C	300
Administrator Class	3,199
Institutional Class	36,664
Shareholder servicing fees
Class A	64,185
Class C	358
Administrator Class	6,152
Distribution fee
Class C	1,073
Custody and accounting fees	8,523
Professional fees	19,338
Registration fees	34,770
Shareholder report expenses	20,418
Trustees’ fees and expenses	10,678
Other fees and expenses	4,732

Total expenses	744,393
Less: Fee waivers and/or expense reimbursements	(83,230)

Net expenses	661,163

Net investment income	240,362

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	4,990,142
Net change in unrealized gains (losses) on investments	3,656,747

Net realized and unrealized gains (losses) on investments	8,646,889

Net increase in net assets resulting from operations	$8,887,251

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Intrinsic Small Cap Value Fund	13

	Six months ended September 30, 2016 (unaudited)		Year ended March 31, 2016

Operations
Net investment income		$240,362		$1,272,691
Net realized gains (losses) on investments		4,990,142		(1,665,408)
Net change in unrealized gains (losses) on investments		3,656,747		(10,385,846)

Net increase (decrease) in net assets resulting from operations		8,887,251		(10,778,563)

Distributions to shareholders from
Net investment income
Class A		0		(294,808)
Administrator Class		0		(41,643)
Institutional Class		0		(746,490)

Total distributions to shareholders		0		(1,082,941)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	20,831	508,141	2,209,930	53,774,520
Class C	263	5,947	3,943	90,523
Administrator Class	7,817	191,162	49,058	1,237,272
Institutional Class	127,996	3,229,077	169,210	4,119,915
Investor Class	N/A	N/A	44,383 [1]	1,114,922 [1]

		3,934,327		60,337,152

Reinvestment of distributions
Class A	0	0	12,141	286,176
Administrator Class	0	0	975	23,360
Institutional Class	0	0	25,479	616,346

		0		925,882

Payment for shares redeemed
Class A	(139,064)	(3,407,001)	(129,895)	(2,936,083)
Class C	(1,060)	(24,061)	(3,674)	(79,514)
Administrator Class	(26,420)	(653,928)	(42,116)	(1,034,521)
Institutional Class	(1,093,954)	(26,265,169)	(474,967)	(11,461,359)
Investor Class	N/A	N/A	(2,369,816)[1]	(57,215,074)[1]

		(30,350,159)		(72,726,551)

Net decrease in net assets resulting from capital share transactions		(26,415,832)		(11,463,517)

Total decrease in net assets		(17,528,581)		(23,325,021)

Net assets
Beginning of period		126,148,305		149,473,326

End of period		$108,619,724		$126,148,305

Undistributed net investment income		$325,076		$84,714

[1]	For the period from April 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Intrinsic Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
CLASS A		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$23.49	$25.50	$23.53	$22.16	$15.96	$14.06	$13.81
Net investment income (loss)	0.03 [2]	0.22 [2]	0.04	0.02	0.03	(0.06)[2]	(0.06)[2]
Net realized and unrealized gains (losses) on investments	2.08	(2.09)	1.93	1.35	6.17	1.96	0.31

Total from investment operations	2.11	(1.87)	1.97	1.37	6.20	1.90	0.25
Distributions to shareholders from
Net investment income	0.00	(0.14)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$25.60	$23.49	$25.50	$23.53	$22.16	$15.96	$14.06
Total return[3]	8.98%	(7.36)%	8.37%	6.33%	38.66%	13.51%	1.81%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.47%	1.46%	1.57%	1.56%	1.48%	1.44%
Net expenses	1.35%	1.35%	1.40%	1.44%	1.45%	1.45%	1.42%
Net investment income (loss)	0.25%	0.95%	0.15%	0.19%	0.11%	(0.38)%	(0.41)%
Supplemental data
Portfolio turnover rate	37%	66%	60%	22%	75%	33%	54%
Net assets, end of period (000s omitted)	$51,344	$49,898	$817	$908	$967	$357	$189

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Small Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
CLASS C		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$22.11	$24.04	$22.35	$21.12	$15.32	$13.60	$13.45
Net investment income (loss)	(0.06)[2]	(0.00)[2,3]	(0.14)[2]	(0.05)	(0.13)[2]	(0.16)[2]	(0.17)[2]
Net realized and unrealized gains (losses) on investments	1.94	(1.93)	1.83	1.28	5.93	1.88	0.32

Total from investment operations	1.88	(1.93)	1.69	1.23	5.80	1.72	0.15
Net asset value, end of period	$23.99	$22.11	$24.04	$22.35	$21.12	$15.32	$13.60
Total return[4]	8.50%	(8.03)%	7.56%	6.02%	37.60%	12.65%	1.12%
Ratios to average net assets (annualized)
Gross expenses	2.24%	2.22%	2.21%	2.33%	2.30%	2.22%	2.19%
Net expenses	2.10%	2.12%	2.15%	2.19%	2.20%	2.20%	2.17%
Net investment loss	(0.50)%	(0.00)%	(0.62)%	(0.54)%	(0.66)%	(1.12)%	(1.19)%
Supplemental data
Portfolio turnover rate	37%	66%	60%	22%	75%	33%	54%
Net assets, end of period (000s omitted)	$291	$285	$304	$429	$418	$89	$108

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Intrinsic Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
ADMINISTRATOR CLASS		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$23.89	$25.95	$23.90	$22.49	$16.16	$14.20	$13.91
Net investment income (loss)	0.05	0.22 [2]	0.07 [2]	0.04 [2]	0.09	(0.02)[2]	(0.05)[2]
Net realized and unrealized gains (losses) on investments	2.11	(2.08)	1.98	1.37	6.24	1.98	0.34

Total from investment operations	2.16	(1.86)	2.05	1.41	6.33	1.96	0.29
Distributions to shareholders from
Net investment income	0.00	(0.20)	0.00	(0.00)[3]	0.00	0.00	0.00
Net asset value, end of period	$26.05	$23.89	$25.95	$23.90	$22.49	$16.16	$14.20
Total return[4]	9.04%	(7.17)%	8.58%	6.43%	38.99%	13.80%	2.08%
Ratios to average net assets (annualized)
Gross expenses	1.40%	1.37%	1.30%	1.42%	1.40%	1.30%	1.22%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.19%
Net investment income (loss)	0.40%	0.91%	0.27%	0.45%	0.52%	(0.12)%	(0.30)%
Supplemental data
Portfolio turnover rate	37%	66%	60%	22%	75%	33%	54%
Net assets, end of period (000s omitted)	$4,851	$4,893	$5,110	$10,498	$11,182	$6,801	$9,722

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
INSTITUTIONAL CLASS		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$24.13	$26.22	$24.19	$22.78	$16.32	$14.32	$14.00
Net investment income	0.07 [2]	0.33	0.14 [2]	0.06 [2]	0.12 [2]	0.01 [2]	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	2.15	(2.17)	1.99	1.39	6.34	1.99	0.32

Total from investment operations	2.22	(1.84)	2.13	1.45	6.46	2.00	0.32
Distributions to shareholders from
Net investment income	0.00	(0.25)	(0.10)	(0.04)	0.00	0.00	0.00
Net asset value, end of period	$26.35	$24.13	$26.22	$24.19	$22.78	$16.32	$14.32
Total return[4]	9.20%	(7.02)%	8.83%	6.50%	39.40%	13.97%	2.29%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.12%	1.03%	1.15%	1.10%	1.05%	1.01%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	0.98%
Net investment income	0.59%	1.10%	0.57%	0.64%	0.58%	0.07%	0.02%
Supplemental data
Portfolio turnover rate	37%	66%	60%	22%	75%	33%	54%
Net assets, end of period (000s omitted)	$52,135	$71,072	$84,563	$79,312	$71,934	$40,073	$41,861

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Intrinsic Small Cap Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	19

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $45,345,000 with $37,655,290 expiring in 2018 and $7,689,710 expiring in 2019.

As of March 31, 2016, the Fund had current year deferred post-October capital losses consisting of $5,946,083 in short-term losses and $2,438,168 in long-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20	Wells Fargo Intrinsic Small Cap Value Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$7,626,468	$0	$0	$7,626,468
Consumer staples	6,250,913	0	0	6,250,913
Energy	10,230,369	0	0	10,230,369
Financials	21,933,797	0	0	21,933,797
Health care	13,858,181	0	0	13,858,181
Industrials	18,806,686	0	0	18,806,686
Information technology	13,239,740	0	0	13,239,740
Materials	1,732,960	0	0	1,732,960
Real estate	5,962,967	0	0	5,962,967

Short-term investments
Investment companies	9,198,964	0	0	9,198,964
Investments measured at net asset value*				6,421,350
Total assets	$108,841,045	$0	$0	$115,262,395

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $6,421,350 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the six months ended September 30, 2016, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. Prior to July 1, 2016, Metropolitan West Capital Management, LLC was the subadviser and received a fee at the same annual rates. On July 1, 2016, Metropolitan West Capital Management, LLC merged with WellsCap.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class , Institutional Class	0.13

Notes to financial statements (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	21

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 1.20% for Class Administrator shares, and 1.00% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2016, Funds Distributor received $147 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2016 were $38,799,157 and $63,271,979, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended September 30, 2016, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Intrinsic Small Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo Intrinsic Small Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016[3]	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	25

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Metropolitan West Capital Management, LLC (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

26	Wells Fargo Intrinsic Small Cap Value Fund	Other information (unaudited)

The Board noted that the performance of the Fund (Administrator Class) was higher than or in range of the average performance of the Universe for all periods under review except the ten-year period. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell 2000® Value Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered

Other information (unaudited)	Wells Fargo Intrinsic Small Cap Value Fund	27

that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

28	Wells Fargo Intrinsic Small Cap Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

246398 11-16 SA242/SAR242 09-16

Semi-Annual Report

September 30, 2016

Wells Fargo Small Cap Opportunities Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Small Cap Opportunities Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Fed, European Central Bank, Bank of England, and Bank of Japan.

Dear Shareholder:

We are pleased to offer you this semiannual report for the Wells Fargo Small Cap Opportunities Fund for the six-month period that ended September 30, 2016. During this period, which began April 1, 2016, the U.S. economy displayed resilience although growth was somewhat sluggish. U.S. and international stock markets experienced heightened volatility. Despite fluctuating markets, U.S. small-, mid-, and large-cap stocks delivered positive results overall for the six-month period; small-cap stocks performed best, followed by mid- and large-cap stocks, as measured by the Russell 2000® Index,1 the Russell Midcap® Index,2 and the Russell 1000® Index,3 respectively. International stocks overall also delivered positive results for the period.

Worries over interest rates and the U.K.’s Brexit vote largely drove markets during the second quarter of 2016.

U.S. stocks began the quarter in positive territory but started to lose steam in early May on worries that a possible June interest-rate increase by the Federal Reserve (Fed) could hurt the market. In mid-May, stocks briefly plunged following comments by Fed officials noting that a June interest-rate increase remained on the table. But once investors had processed this information, stocks again rallied, finishing up for the month. The first three weeks of June brought heightened volatility, spurred largely by a disappointing jobs report and uncertainty over whether the U.K. would remain in the E.U. The U.K.’s Brexit vote on June 23 shocked countries in Europe and much of the rest of the world. Stock markets fell as investors worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rallied as investors seemed to decide that any negative effects would be more localized and not create a serious risk for global growth. By quarter-end, the broad U.S. stock market had moved back into positive territory.

U.S. stocks delivered generally positive results in the third quarter of 2016.

The rally in U.S. stocks continued into early July 2016. U.S. stocks then generally continued to move upward at a more moderate pace, reaching a quarterly peak in August before the upward momentum started to lose some steam. Markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Fed, European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. Although many U.S. investors had doubted the Fed would increase interest rates in September, hawkish comments by several Fed officials early that month raised concerns, sending stock and bond prices downward. However, immediately following the Fed’s September 20 meeting, stocks surged on news that the Fed had decided to leave short-term interest rates unchanged for the time being and had signaled its intention to increase rates by year-end. The Fed also lowered its estimates for long-term economic growth and adjusted its anticipated pace of future rate increases. U.S. small-cap stocks in particular benefited from a renewed investor focus on fundamentals and from healthy merger and acquisition activity.

[1]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[2]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Small Cap Opportunities Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Small Cap Opportunities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Schroder Investment Management North America Inc.

Portfolio manager

Jenny B. Jones

Average annual total returns (%) as of September 30, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WFSDX)	8-1-1993	14.22	15.51	8.61	1.31	1.21
Institutional Class (WFSSX)	10-31-2014	14.51	15.63	8.67	1.06	0.96
Russell 2000® Index[4]	–	15.47	15.82	7.07	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Small Cap Opportunities Fund	5

Ten largest holdings (%) as of September 30, 2016[5]
Brunswick Corporation	1.54
CoreLogic Incorporated	1.44
Terreno Realty Corporation	1.39
Reinsurance Group of America Incorporated	1.38
Allegiant Travel Company	1.35
Entegris Incorporated	1.33
Cepheid Incorporated	1.33
Catalent Incorporated	1.26
Valmont Industries Incorporated	1.23
VWR Corporation	1.21

Sector distribution as of September 30, 2016[6]

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through July 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class and 0.95% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Small Cap Opportunities Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2016	Ending account value 9-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,091.73	$6.28	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Institutional Class
Actual	$1,000.00	$1,093.01	$4.97	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Small Cap Opportunities Fund	7

Security name	Shares	Value

Common Stocks: 93.94%

Consumer Discretionary: 12.26%

Auto Components: 0.83%
Standard Motor Products Incorporated	48,000	$2,292,480

Diversified Consumer Services: 1.78%
Graham Holdings Company Class B	5,600	2,695,672
ServiceMaster Global Holdings Incorporated †	65,400	2,202,672

		4,898,344

Hotels, Restaurants & Leisure: 3.63%
Churchill Downs Incorporated	7,525	1,101,284
Interval Leisure Group Incorporated	133,800	2,297,346
Jack in the Box Incorporated	24,400	2,340,936
Red Rock Resorts Incorporated Class A	60,900	1,436,631
The Cheesecake Factory Incorporated	56,800	2,843,408

		10,019,605

Household Durables: 1.93%
Cavco Industries Incorporated †	26,431	2,617,991
Helen of Troy Limited †	31,584	2,721,593

		5,339,584

Leisure Products: 1.54%
Brunswick Corporation	87,400	4,263,372

Media: 1.36%
AMC Entertainment Holdings Class A «	44,150	1,372,624
Hemisphere Media Group Incorporated †«	86,934	1,108,409
Time Incorporated	88,600	1,282,928

		3,763,961

Textiles, Apparel & Luxury Goods: 1.19%
Steven Madden Limited †	94,700	3,272,832

Consumer Staples: 1.29%

Food Products: 1.29%
Darling Ingredients Incorporated †	146,557	1,979,985
Hain Celestial Group Incorporated †	44,713	1,590,889

		3,570,874

Energy: 2.78%

Energy Equipment & Services: 0.61%
RPC Incorporated †«	99,900	1,678,320

Oil, Gas & Consumable Fuels: 2.17%
PDC Energy Incorporated †	32,264	2,163,624
RSP Permian Incorporated †	65,535	2,541,447
Synergy Resources Corporation †	187,293	1,297,940

		6,003,011

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Small Cap Opportunities Fund	Portfolio of investments—September 30, 2016 (unaudited)

Security name	Shares	Value

Financials: 16.19%

Banks: 8.86%
Chemical Financial Corporation	43,630	$1,925,392
First Citizens BancShares Corporation Class A	10,791	3,171,367
First Horizon National Corporation	95,300	1,451,419
First Midwest Bancorp Incorporated	149,000	2,884,640
Heritage Financial Corporation	82,697	1,484,411
Lakeland Financial Corporation	41,850	1,482,327
PrivateBancorp Incorporated	61,300	2,814,896
Simmons First National Corporation Class A	33,700	1,681,630
Univest Corporation of Pennsylvania	30,331	708,532
Westamerica Bancorporation «	38,700	1,969,056
Western Alliance Bancorp †	88,300	3,314,782
Wintrust Financial Corporation	28,157	1,564,684

		24,453,136

Capital Markets: 0.98%
Golub Capital BDC Incorporated «	146,123	2,713,504

Diversified Financial Services: 0.69%
Compass Diversified Holdings	108,900	1,892,682

Insurance: 4.98%
Amerisafe Incorporated	43,868	2,578,561
Brown & Brown Incorporated	63,200	2,383,272
National General Holdings Corporation	102,600	2,281,824
ProAssurance Corporation	51,129	2,683,250
Reinsurance Group of America Incorporated	35,400	3,821,076

		13,747,983

Thrifts & Mortgage Finance: 0.68%
Kearny Financial Corporation	137,900	1,876,819

Health Care: 15.10%

Biotechnology: 2.49%
Cepheid Incorporated †	69,600	3,667,224
Flexion Therapeutics Incorporated †	46,035	899,524
Otonomy Incorporated †	49,500	900,405
Repligen Corporation †	47,200	1,424,968

		6,892,121

Health Care Equipment & Supplies: 3.70%
Dentsply Sirona Incorporated	27,429	1,630,105
K2M Group Holdings Incorporated †	98,391	1,749,392
Masimo Corporation †	26,400	1,570,536
The Cooper Companies Incorporated	11,500	2,061,490
Trinity Biotech plc ADR †	60,000	793,200
West Pharmaceutical Services Incorporated	32,400	2,413,800

		10,218,523

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Small Cap Opportunities Fund	9

Security name	Shares	Value

Health Care Providers & Services: 2.88%
Centene Corporation †	24,600	$1,647,216
HealthSouth Corporation	38,982	1,581,500
LifePoint Hospitals Incorporated †	30,000	1,776,900
Surgical Care Affiliates Incorporated †	60,477	2,948,859

		7,954,475

Life Sciences Tools & Services: 3.81%
INC Research Holdings Incorporated Class A †	40,304	1,796,752
PAREXEL International Corporation †	43,000	2,986,350
Patheon NV †	80,208	2,376,563
VWR Corporation †	118,080	3,348,749

		10,508,414

Pharmaceuticals: 2.22%
Akorn Incorporated †	27,200	741,472
Catalent Incorporated †	134,690	3,480,390
Intersect ENT Incorporated †	42,400	671,616
Pacira Pharmaceuticals Incorporated †	35,900	1,228,498

		6,121,976

Industrials: 18.95%

Aerospace & Defense: 1.44%
DigitalGlobe Incorporated †	48,600	1,336,500
Hexcel Corporation	59,400	2,631,420

		3,967,920

Airlines: 1.35%
Allegiant Travel Company	28,292	3,736,524

Building Products: 2.68%
Advanced Drainage Systems Incorporated	113,500	2,730,810
Fortune Brands Home & Security Incorporated	36,200	2,103,220
Simpson Manufacturing Company Incorporated	58,403	2,566,812

		7,400,842

Commercial Services & Supplies: 3.56%
HNI Corporation	31,274	1,244,705
Knoll Incorporated	112,100	2,561,485
Matthews International Corporation Class A	41,617	2,528,649
McGrath RentCorp	27,848	883,060
Waste Connections Incorporated	34,990	2,613,753

		9,831,652

Construction & Engineering: 2.19%
Comfort Systems USA Incorporated	24,400	715,164
Dycom Industries Incorporated †	23,800	1,946,364
Valmont Industries Incorporated	25,200	3,391,164

		6,052,692

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Small Cap Opportunities Fund	Portfolio of investments—September 30, 2016 (unaudited)

Security name	Shares	Value

Electrical Equipment: 1.13%
Generac Holdings Incorporated †	86,200	$3,129,060

Machinery: 4.50%
CLARCOR Incorporated	39,900	2,593,500
ESCO Technologies Incorporated	53,519	2,484,352
Franklin Electric Company Incorporated	38,101	1,551,092
IDEX Corporation	34,373	3,216,282
Kornit Digital Limited †«	126,289	1,184,589
Terex Corporation	54,600	1,387,386

		12,417,201

Professional Services: 0.50%
On Assignment Incorporated †	37,600	1,364,504

Road & Rail: 0.85%
Ryder System Incorporated	35,500	2,341,225

Trading Companies & Distributors: 0.75%
MSC Industrial Direct Company Class A	28,100	2,062,821

Information Technology: 13.26%

Communications Equipment: 1.18%
Ciena Corporation †	149,300	3,254,740

Electronic Equipment, Instruments & Components: 1.54%
Coherent Incorporated †	4,400	486,376
Fabrinet †	62,523	2,787,901
OSI Systems Incorporated †	14,900	974,162

		4,248,439

Internet Software & Services: 0.77%
Match Group Incorporated †«	119,294	2,122,240

IT Services: 2.69%
CoreLogic Incorporated †	101,477	3,979,928
EPAM Systems Incorporated †	21,000	1,455,510
Leidos Holdings Incorporated	46,200	1,999,536

		7,434,974

Semiconductors & Semiconductor Equipment: 3.89%
Entegris Incorporated †	211,400	3,682,588
Integrated Device Technology Incorporated †	77,100	1,781,010
MACOM Technology Solutions Holdings Incorporated †	63,554	2,690,876
ON Semiconductor Corporation †	211,000	2,599,520

		10,753,994

Software: 3.19%
Cadence Design Systems Incorporated †	110,400	2,818,512
Fortinet Incorporated †	53,600	1,979,448
PTC Incorporated †	61,500	2,725,065
Verint Systems Incorporated †	33,866	1,274,378

		8,797,403

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Small Cap Opportunities Fund	11

Security name	Shares	Value

Materials: 4.59%

Chemicals: 1.10%
Balchem Corporation	39,100	$3,031,423

Containers & Packaging: 0.97%
Multi Packaging Solutions International Limited †	47,434	683,524
Packaging Corporation of America	24,600	1,998,996

		2,682,520

Metals & Mining: 2.04%
Compass Minerals International Incorporated «	34,200	2,520,540
Pretium Resources Incorporated †«	123,600	1,269,372
Steel Dynamics Incorporated	73,800	1,844,262

		5,634,174

Paper & Forest Products: 0.48%
Louisiana-Pacific Corporation †	69,500	1,308,685

Real Estate: 6.78%

Equity REITs: 4.98%
Douglas Emmett Incorporated	78,100	2,860,803
Equity Lifestyle Properties Incorporated	43,332	3,344,364
Gramercy Property Trust Incorporated	194,200	1,872,088
Mid-America Apartment Communities Incorporated	19,403	1,823,688
Terreno Realty Corporation	139,575	3,839,708

		13,740,651

Real Estate Management & Development: 1.80%
HFF Incorporated Class A	79,100	2,190,279
Kennedy Wilson Holdings Incorporated	123,316	2,780,776

		4,971,055

Utilities: 2.74%

Electric Utilities: 1.65%
IDACORP Incorporated	42,100	3,295,588
Portland General Electric Company	29,400	1,252,146

		4,547,734

Multi-Utilities: 0.79%
Vectren Corporation	43,400	2,178,680

Water Utilities: 0.30%
SJW Corporation	18,942	827,387

Total Common Stocks (Cost $208,444,454)		259,320,556

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Small Cap Opportunities Fund	Portfolio of investments—September 30, 2016 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 10.49%

Investment Companies: 10.49%
Securities Lending Cash Investments LLC (l)(r)(u)	0.65%	13,579,979	$13,579,979
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.34	15,385,120	15,385,120

Total Short-Term Investments (Cost $28,965,099)			28,965,099

Total investments in securities (Cost $237,409,553) *	104.43%	288,285,655
Other assets and liabilities, net	(4.43)	(12,240,075)

Total net assets	100.00%	$276,045,580

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $237,856,419 and unrealized gains (losses) consists of:

Gross unrealized gains	$54,462,665
Gross unrealized losses	(4,033,429)

Net unrealized gains	$50,429,236

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2016 (unaudited)	Wells Fargo Small Cap Opportunities Fund	13

Assets
Investments
In unaffiliated securities (including $13,219,212 of securities loaned), at value (cost $208,444,454)	$259,320,556
In affiliated securities, at value (cost $28,965,099)	28,965,099

Total investments, at value (cost $237,409,553)	288,285,655
Receivable for investments sold	2,915,007
Receivable for Fund shares sold	204,813
Receivable for dividends	200,876
Receivable for securities lending income	25,867
Prepaid expenses and other assets	18,561

Total assets	291,650,779

Liabilities
Payable for investments purchased	720,748
Payable for Fund shares redeemed	988,068
Payable upon receipt of securities loaned	13,579,979
Management fee payable	187,527
Administration fees payable	31,792
Accrued expenses and other liabilities	97,085

Total liabilities	15,605,199

Total net assets	$276,045,580

NET ASSETS CONSIST OF
Paid-in capital	$203,257,804
Undistributed net investment income	834,310
Accumulated net realized gains on investments	21,077,364
Net unrealized gains on investments	50,876,102

Total net assets	$276,045,580

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$266,290,406
Shares outstanding – Administrator Class[1]	11,530,395
Net asset value per share – Administrator Class	$23.09
Net assets – Institutional Class	$9,755,174
Shares outstanding – Institutional Class[1]	421,311
Net asset value per share – Institutional Class	$23.15

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Small Cap Opportunities Fund	Statement of operations—six months ended September 30, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $761)	$2,089,252
Securities lending income, net	219,599
Income from affiliated securities	33,944

Total investment income	2,342,795

Expenses
Management fee	1,178,371
Administration fees
Administrator Class	177,546
Institutional Class	2,675
Shareholder servicing fees
Administrator Class	341,143
Custody and accounting fees	13,071
Professional fees	20,788
Registration fees	20,396
Shareholder report expenses	7,666
Trustees’ fees and expenses	9,798
Other fees and expenses	3,382

Total expenses	1,774,836
Less: Fee waivers and/or expense reimbursements	(116,399)

Net expenses	1,658,437

Net investment income	684,358

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	10,962,211
Net change in unrealized gains (losses) on investments	12,440,853

Net realized and unrealized gains (losses) on investments	23,403,064

Net increase in net assets resulting from operations	$24,087,422

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Small Cap Opportunities Fund	15

	Six months ended September 30, 2016 (unaudited)		Year ended March 31, 2016

Operations
Net investment income		$684,358		$707,350
Net realized gains on investments		10,962,211		18,006,376
Net change in unrealized gains (losses) on investments		12,440,853		(32,281,866)

Net increase (decrease) in net assets resulting from operations		24,087,422		(13,568,140)

Distributions to shareholders from
Net investment income
Administrator Class		0		(247,987)
Institutional Class		0		(986)
Net realized gains
Administrator Class		0		(32,197,145)
Institutional Class		0		(29,514)

Total distributions to shareholders		0		(32,475,632)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	850,285	18,589,846	1,434,836	32,820,441
Institutional Class	416,802	9,324,927	10,971	273,479

		27,914,773		33,093,920

Reinvestment of distributions
Administrator Class	0	0	1,555,730	32,052,257
Institutional Class	0	0	1,474	30,500

		0		32,082,757

Payment for shares redeemed
Administrator Class	(1,827,220)	(40,602,178)	(2,655,872)	(60,937,965)
Institutional Class	(7,926)	(177,854)	(441)	(10,552)

		(40,780,032)		(60,948,517)

Net increase (decrease) in net assets resulting from capital share transactions		(12,865,259)		4,228,160

Total increase (decrease) in net assets		11,222,163		(41,815,612)

Net assets
Beginning of period		264,823,417		306,639,029

End of period		$276,045,580		$264,823,417

Undistributed net investment income		$834,310		$149,952

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Small Cap Opportunities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
ADMINISTRATOR CLASS		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$21.15	$25.19	$37.93	$42.43	$34.45	$32.50	$31.33
Net investment income	0.06	0.06	0.02	0.02	0.11	0.05	0.00 [2]
Net realized and unrealized gains (losses) on investments	1.88	(1.24)	3.13	2.33	10.48	3.13	1.17

Total from investment operations	1.94	(1.18)	3.15	2.35	10.59	3.18	1.17
Distributions to shareholders from
Net investment income	0.00	(0.02)	0.00	(0.02)	(0.08)	0.00	0.00
Net realized gains	0.00	(2.84)	(15.89)	(6.83)	(2.53)	(1.23)	0.00

Total distributions to shareholders	0.00	(2.86)	(15.89)	(6.85)	(2.61)	(1.23)	0.00
Net asset value, end of period	$23.09	$21.15	$25.19	$37.93	$42.43	$34.45	$32.50
Total return[3]	9.17%	(4.39)%	11.75%	6.26%	33.19%	10.12%	3.73%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.29%	1.24%	1.24%	1.22%	1.22%	1.22%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.48%	0.25%	0.06%	0.11%	0.31%	0.13%	0.00%
Supplemental data
Portfolio turnover rate	26%	59%	60%	26%	76%	78%	100%
Net assets, end of period (000s omitted)	$266,290	$264,560	$306,628	$471,330	$705,671	$624,844	$656,720

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Opportunities Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2016	2015[1]
Net asset value, beginning of period	$21.18	$25.22	$39.04
Net investment income	0.13 [2]	0.16 [2]	0.06
Net realized and unrealized gains (losses) on investments	1.84	(1.28)	2.01

Total from investment operations	1.97	(1.12)	2.07
Distributions to shareholders from
Net investment income	0.00	(0.08)	0.00
Net realized gains	0.00	(2.84)	(15.89)

Total distributions to shareholders	0.00	(2.92)	(15.89)
Net asset value, end of period	$23.15	$21.18	$25.22
Total return[3]	9.30%	(4.12)%	8.68%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.05%	0.92%
Net expenses	0.95%	0.95%	0.92%
Net investment income	1.13%	0.71%	0.59%
Supplemental data
Portfolio turnover rate	26%	59%	60%
Net assets, end of period (000s omitted)	$9,755	$263	$11

[1]	For the period from October 31, 2014 (commencement of class operations) to March 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Small Cap Opportunities Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Cap Opportunities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Small Cap Opportunities Fund	19

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

20	Wells Fargo Small Cap Opportunities Fund	Notes to financial statements (unaudited)

lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$33,850,178	$0	$0	$33,850,178
Consumer staples	3,570,874	0	0	3,570,874
Energy	7,681,331	0	0	7,681,331
Financials	44,684,124	0	0	44,684,124
Health care	41,695,509	0	0	41,695,509
Industrials	52,304,441	0	0	52,304,441
Information technology	36,611,790	0	0	36,611,790
Materials	12,656,802	0	0	12,656,802
Real estate	18,711,706	0	0	18,711,706
Utilities	7,553,801	0	0	7,553,801

Short-term investments
Investment companies	15,385,120	0	0	15,385,120
Investments measured at net asset value*				13,579,979
Total assets	$274,705,676	$0	$0	$288,285,655

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $13,579,979 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the six months ended September 30, 2016, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Small Cap Opportunities Fund	21

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Schroder Investment Management North America Inc. is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.50% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives a fee at an annual rate of 0.13% of the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Administrator Class shares, and 0.95% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2016 were $67,285,890 and $76,077,535, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended September 30, 2016, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Small Cap Opportunities Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Small Cap Opportunities Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo Small Cap Opportunities Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016[3]	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo Small Cap Opportunities Fund	25

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Small Cap Opportunities Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Schroder Investment Management North America Inc. (the “Sub-Adviser”). The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

26	Wells Fargo Small Cap Opportunities Fund	Other information (unaudited)

The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell 2000® Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Small Cap Opportunities Fund	27

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and its affiliate from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

28	Wells Fargo Small Cap Opportunities Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

246399 11-16 SA243/SAR243 09-16

Semi-Annual Report

September 30, 2016

Wells Fargo Small Cap Value Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Small Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Fed, European Central Bank, Bank of England, and Bank of Japan.

Dear Shareholder:

We are pleased to offer you this semiannual report for the Wells Fargo Small Cap Value Fund for the six-month period that ended September 30, 2016. During this period, which began April 1, 2016, the U.S. economy displayed resilience although growth was somewhat sluggish. U.S. and international stock markets experienced heightened volatility. Despite fluctuating markets, U.S. small-, mid-, and large-cap stocks delivered positive results overall for the six-month period; small-cap stocks performed best, followed by mid- and large-cap stocks, as measured by the Russell 2000® Index,1 the Russell Midcap® Index,2 and the Russell 1000® Index,3 respectively. International stocks overall also delivered positive results for the period.

Worries over interest rates and the U.K.’s Brexit vote largely drove markets during the second quarter of 2016.

U.S. stocks began the quarter in positive territory but started to lose steam in early May on worries that a possible June interest-rate increase by the Federal Reserve (Fed) could hurt the market. In mid-May, stocks briefly plunged following comments by Fed officials noting that a June interest-rate increase remained on the table. But once investors had processed this information, stocks again rallied, finishing up for the month. The first three weeks of June brought heightened volatility, spurred largely by a disappointing jobs report and uncertainty over whether the U.K. would remain in the E.U. The U.K.’s Brexit vote on June 23 shocked countries in Europe and much of the rest of the world. Stock markets fell as investors worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rallied as investors seemed to decide that any negative effects would be more localized and not create a serious risk for global growth. By quarter-end, the broad U.S. stock market had moved back into positive territory.

U.S. stocks delivered generally positive results in the third quarter of 2016.

The rally in U.S. stocks continued into early July 2016. U.S. stocks then generally continued to move upward at a more moderate pace, reaching a quarterly peak in August before the upward momentum started to lose some steam. Markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Fed, European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. Although many U.S. investors had doubted the Fed would increase interest rates in September, hawkish comments by several Fed officials early that month raised concerns, sending stock and bond prices downward. However, immediately following the Fed’s September 20 meeting, stocks surged on news that the Fed had decided to leave short-term interest rates unchanged for the time being and had signaled its intention to increase rates by year-end. The Fed also lowered its estimates for long-term economic growth and adjusted its anticipated pace of future rate increases. U.S. small-cap stocks in particular benefited from a renewed investor focus on fundamentals and from healthy merger and acquisition activity.

[1]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[2]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Small Cap Value Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.We are available 24 hours a day, 7 days a week.

4	Wells Fargo Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Erik C. Astheimer

I. Charles Rinaldi

Michael Schneider, CFA®

Average annual total returns (%) as of September 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SMVAX)	11-30-2000	22.49	9.28	5.33	29.97	10.58	5.95	1.36	1.30
Class C (SMVCX)	11-30-2000	28.03	9.76	5.17	29.03	9.76	5.17	2.11	2.05
Class R6 (SMVRX)	6-28-2013	–	–	–	30.56	11.06	6.40	0.93	0.85
Administrator Class (SMVDX)	7-30-2010	–	–	–	30.23	10.80	6.18	1.28	1.10
Institutional Class (WFSVX)	7-31-2007	–	–	–	30.46	11.02	6.38	1.03	0.90
Russell 2000® Value Index[4]	–	–	–	–	18.81	15.45	5.78	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Small Cap Value Fund	5

Ten largest holdings (%) as of September 30, 2016[5]
InterOil Corporation	9.64
Randgold Resources Limited ADR	5.63
Cavco Industries Incorporated	5.56
Coherent Incorporated	3.09
Argo Group International Holdings Limited	2.43
Cincinnati Bell Incorporated	2.42
Cray Incorporated	2.41
OSI Systems Incorporated	2.01
ACCO Brands Corporation	1.83
OraSure Technologies Incorporated	1.74

Sector distribution as of September 30, 2016[6]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through July 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.28% for Class A, 2.03% for Class C, 0.83% for Class R6, 1.08% for Administrator Class, and 0.88% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2016	Ending account value 9-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,155.62	$6.90	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.46	1.28%
Class C
Actual	$1,000.00	$1,151.04	$10.92	2.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.85	$10.23	2.03%
Class R6
Actual	$1,000.00	$1,157.84	$4.48	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	$4.19	0.83%
Administrator Class
Actual	$1,000.00	$1,156.76	$5.82	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.45	1.08%
Institutional Class
Actual	$1,000.00	$1,157.42	$4.75	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.45	0.88%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 98.42%

Consumer Discretionary: 20.08%

Auto Components: 2.72%
Cooper Tire & Rubber Company	195,743	$7,442,149
Fox Factory Holding Corporation †	528,000	12,128,160
Gentex Corporation	423,200	7,431,392

		27,001,701

Hotels, Restaurants & Leisure: 6.56%
Bloomin’ Brands Incorporated	424,300	7,314,932
Century Casinos Incorporated †(l)	1,757,300	12,142,943
Denny’s Corporation †	1,397,900	14,943,551
Peak Resorts Incorporated †	486,400	2,475,776
Scientific Games Corporation Class A †	996,000	11,224,920
The Wendy’s Company	1,566,600	16,919,280

		65,021,402

Household Durables: 9.08%
Cavco Industries Incorporated †(l)	555,800	55,051,990
KB Home Incorporated	493,400	7,953,608
Nobility Homes Incorporated †	58,700	939,200
Skyline Corporation †(l)	798,900	10,936,941
Taylor Morrison Home Corporation Class A †	383,100	6,742,560
The New Home Company Incorporated †	780,000	8,322,600

		89,946,899

Media: 1.17%
Cinemark Holdings Incorporated	90,700	3,471,996
Entravision Communications Corporation Class A	470,400	3,589,152
MSG Networks Incorporated Class A †	245,200	4,563,172

		11,624,320

Multiline Retail: 0.19%
Fred’s Incorporated Class A	207,400	1,879,044

Specialty Retail: 0.36%
Vitamin Shoppe Incorporated †	131,400	3,528,090

Energy: 12.20%

Energy Equipment & Services: 1.14%
Newpark Resources Incorporated †	866,500	6,377,440
Parker Drilling Company †	1,031,400	2,238,138
PHI Incorporated (non-voting) †	146,800	2,667,356

		11,282,934

Oil, Gas & Consumable Fuels: 11.06%
InterOil Corporation †	1,875,189	95,484,624
Range Resources Corporation	119,500	4,630,625
Sanchez Energy Corporation †	480,668	4,249,105
Trilogy Energy Corporation †	943,400	5,200,964

		109,565,318

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Small Cap Value Fund	Portfolio of investments—September 30, 2016 (unaudited)

Security name	Shares	Value

Financials: 20.72%

Banks: 11.87%
American River Bankshares †	20,000	$216,800
Ameris Bancorp	259,400	9,066,030
BankUnited Incorporated	131,600	3,974,320
CenterState Banks Incorporated	805,400	14,279,742
First Horizon National Corporation	757,600	11,538,248
Hanmi Financial Corporation	189,600	4,994,064
Hilltop Holdings Incorporated †	396,400	8,903,144
Hope Bancorp Incorporated	959,500	16,666,515
IBERIABANK Corporation	244,100	16,383,992
LegacyTexas Financial Group	99,200	3,137,696
Midsouth Bancorp Incorporated	24,100	250,640
Pacific Premier Bancorp Incorporated †	47,019	1,244,123
Park Sterling Corporation	929,800	7,549,976
Sterling BanCorp	244,400	4,277,000
The Bancorp Incorporated †	1,643,800	10,553,196
Valley National Bancorp	464,900	4,523,477

		117,558,963

Capital Markets: 0.58%
Medley Management Incorporated Class A (l)	683,000	5,744,030

Consumer Finance: 0.77%
Enova International Incorporated †	789,100	7,638,488

Insurance: 5.12%
Argo Group International Holdings Limited	426,900	24,085,698
Conifer Holdings Incorporated †	67,200	559,776
First Acceptance Corporation †	151,000	152,510
James River Group Holdings Limited	138,600	5,017,320
National General Holdings Corporation	458,600	10,199,264
OneBeacon Insurance Group Limited Class A	713,500	10,188,780
State National Companies Incorporated	51,200	569,344

		50,772,692

Mortgage REITs: 1.40%
Redwood Trust Incorporated	981,500	13,898,040

Thrifts & Mortgage Finance: 0.98%
Essent Group Limited †	74,400	1,979,784
Northwest Bancshares Incorporated	489,500	7,690,045

		9,669,829

Health Care: 6.79%

Health Care Equipment & Supplies: 2.89%
Allied Healthcare Products Incorporated †	376,300	322,640
Cerus Corporation †	655,900	4,073,139
Hologic Incorporated †	182,100	7,070,943
OraSure Technologies Incorporated †	2,162,800	17,237,516

		28,704,238

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Small Cap Value Fund	9

Security name	Shares	Value

Health Care Providers & Services: 2.64%
Air Methods Corporation †	102,500	$3,227,725
Cross Country Healthcare Incorporated †	1,378,500	16,238,730
Healthways Incorporated †	253,400	6,704,964

		26,171,419

Health Care Technology: 0.69%
Allscripts Healthcare Solutions Incorporated †	415,900	5,477,403
Omnicell Incorporated †	35,000	1,340,500

		6,817,903

Life Sciences Tools & Services: 0.35%
PAREXEL International Corporation †	49,600	3,444,720

Pharmaceuticals: 0.22%
Prestige Brands Holdings Incorporated †	45,400	2,191,458

Industrials: 8.46%

Airlines: 1.97%
Delta Air Lines Incorporated	308,600	12,146,496
JetBlue Airways Corporation †	185,000	3,189,400
Latam Airlines Group SP ADR †	514,600	4,178,552

		19,514,448

Building Products: 0.29%
CSW Industrials Incorporated †	88,900	2,879,471

Commercial Services & Supplies: 2.73%
ABM Industries Incorporated	2,700	107,190
ACCO Brands Corporation †	1,885,200	18,173,328
Healthcare Services Group Incorporated	186,000	7,361,880
SP Plus Corporation †	53,700	1,373,109

		27,015,507

Construction & Engineering: 1.37%
IES Holdings Incorporated †	214,400	3,814,176
Tutor Perini Corporation †	452,500	9,715,175

		13,529,351

Machinery: 0.64%
Actuant Corporation Class A	127,000	2,951,480
Mueller Water Products Incorporated Class A	271,600	3,408,580

		6,360,060

Professional Services: 0.71%
Hill International Incorporated †	1,522,100	7,016,881

Road & Rail: 0.07%
Covenant Transport Incorporated Class A †	38,600	746,138

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Small Cap Value Fund	Portfolio of investments—September 30, 2016 (unaudited)

Security name	Shares	Value

Trading Companies & Distributors: 0.68%
Applied Industrial Technologies Incorporated	144,200	$6,739,908

Information Technology: 13.54%

Communications Equipment: 1.65%
Applied Optoelectronics Incorporated †	149,500	3,320,395
Brocade Communications Systems Incorporated	559,400	5,163,262
Harmonic Incorporated †	996,106	5,906,909
Sandvine Corporation (a)	887,300	1,967,734

		16,358,300

Electronic Equipment, Instruments & Components: 6.82%
Cognex Corporation	192,767	10,189,664
Coherent Incorporated †	277,100	30,630,634
Fitbit Incorporated Class A †	232,500	3,450,300
OSI Systems Incorporated †	305,300	19,960,514
Zebra Technologies Corporation Class A †	48,500	3,376,085

		67,607,197

Internet Software & Services: 0.48%
Gogo Incorporated †	429,500	4,741,680

IT Services: 0.44%
TeleTech Holdings Incorporated	149,000	4,319,510

Semiconductors & Semiconductor Equipment: 0.70%
Kulicke & Soffa Industries Incorporated †	533,800	6,902,034

Software: 0.31%
Synchronoss Technologies Incorporated †	74,900	3,084,382

Technology Hardware, Storage & Peripherals: 3.14%
Cray Incorporated †	1,014,700	23,886,038
Diebold Incorporated	145,200	3,599,508
Quantum Corporation †	5,007,000	3,686,153

		31,171,699

Materials: 12.02%

Chemicals: 0.27%
Calgon Carbon Corporation	174,300	2,644,131

Containers & Packaging: 0.33%
Intertape Polymer Group Incorporated (a)	192,500	3,309,941

Metals & Mining: 11.00%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	163,000	8,831,340
Carpenter Technology Corporation	67,400	2,780,924
Lucara Diamond Corporation-U.S. Exchange Traded Shares	120,000	358,800
NovaGold Resources Incorporated †	860,300	4,817,680
Randgold Resources Limited ADR	557,900	55,829,053
Royal Gold Incorporated	135,800	10,514,994
Sandstorm Gold Limited †	1,267,000	6,373,010

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Small Cap Value Fund	11

Security name			Shares	Value

Metals & Mining (continued)
Silver Standard Resources Incorporated †			645,100	$7,779,906
Steel Dynamics Incorporated			408,100	10,198,419
Webco Industries Incorporated †(a)(i)			27,600	1,518,000

				109,002,126

Paper & Forest Products: 0.42%
Deltic Timber Corporation			60,800	4,117,984

Real Estate: 2.19%

Equity REITs: 2.19%
Potlatch Corporation			248,900	9,679,721
UMH Properties Incorporated			1,011,300	12,054,696

				21,734,417

Telecommunication Services: 2.42%

Diversified Telecommunication Services: 2.42%
Cincinnati Bell Incorporated †			5,879,900	23,989,992

Total Common Stocks (Cost $604,464,672)				975,246,645

Exchange-Traded Funds: 1.43%
SPDR S&P Regional Banking ETF			92,066	3,891,630
VanEck Vectors Gold Miners ETF			259,373	6,855,228
VanEck Vectors Junior Gold Miners ETF			75,887	3,361,035

Total Exchange-Traded Funds (Cost $12,059,965)				14,107,893

		Expiration date
Warrants: 0.00%

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
EnteroMedics Incorporated †(a)(i)		2-27-2018	319,188	1

Total Warrants (Cost $0)				1

	Yield
Short-Term Investments: 0.86%

Investment Companies: 0.86%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.34%		8,554,538	8,554,538

Total Short-Term Investments (Cost $8,554,538)				8,554,538

Total investments in securities (Cost $625,079,175) *	100.71%	997,909,077
Other assets and liabilities, net	(0.71)	(7,043,651)

Total net assets	100.00%	$990,865,426

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Small Cap Value Fund	Portfolio of investments—September 30, 2016 (unaudited)

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $637,035,372 and unrealized gains (losses) consists of:

Gross unrealized gains	$416,318,939
Gross unrealized losses	(55,445,234)

Net unrealized gains	$360,873,705

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2016 (unaudited)	Wells Fargo Small Cap Value Fund	13

Assets
Investments
In unaffiliated securities, at value (cost $569,327,001)	$905,478,635
In affiliated securities, at value (cost $55,752,174)	92,430,442

Total investments, at value (cost $625,079,175)	997,909,077
Cash	2,390
Foreign currency, at value (cost $39)	39
Receivable for investments sold	1,440,602
Receivable for Fund shares sold	714,196
Receivable for dividends	368,613
Prepaid expenses and other assets	122,777

Total assets	1,000,557,694

Liabilities
Payable for investments purchased	7,128,285
Payable for Fund shares redeemed	1,177,797
Management fee payable	670,956
Distribution fees payable	24,419
Administration fees payable	141,985
Accrued expenses and other liabilities	548,826

Total liabilities	9,692,268

Total net assets	$990,865,426

NET ASSETS CONSIST OF
Paid-in capital	$587,663,975
Accumulated net investment loss	(3,443,885)
Accumulated net realized gains on investments	33,815,434
Net unrealized gains on investments	372,829,902

Total net assets	$990,865,426

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$500,993,019
Shares outstanding – Class A1	25,137,066
Net asset value per share – Class A	$19.93
Maximum offering price per share – Class A2	$21.15
Net assets – Class C	$37,024,944
Shares outstanding – Class C1	2,384,624
Net asset value per share – Class C	$15.53
Net assets – Class R6	$93,036,414
Shares outstanding – Class R6[1]	4,432,142
Net asset value per share – Class R6	$20.99
Net assets – Administrator Class	$22,306,181
Shares outstanding – Administrator Class[1]	1,067,156
Net asset value per share – Administrator Class	$20.90
Net assets – Institutional Class	$337,504,868
Shares outstanding – Institutional Class[1]	16,090,839
Net asset value per share – Institutional Class	$20.97

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Small Cap Value Fund	Statement of operations—six months ended September 30, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $19,498)	$3,813,852
Income from affiliated securities	315,946

Total investment income	4,129,798

Expenses
Management fee	3,915,761
Administration fees
Class A	496,559
Class C	37,318
Class R6	14,133
Administrator Class	14,315
Institutional Class	200,996
Shareholder servicing fees
Class A	591,142
Class C	44,426
Administrator Class	27,322
Distribution fees
Class C	133,279
Custody and accounting fees	24,406
Professional fees	29,273
Registration fees	51,080
Shareholder report expenses	13,038
Trustees’ fees and expenses	10,987
Other fees and expenses	10,528

Total expenses	5,614,563
Less: Fee waivers and/or expense reimbursements	(356,660)

Net expenses	5,257,903

Net investment loss	(1,128,105)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	42,442,589
Affiliated securities	1,792,000

Net realized gains on investments	44,234,589

Net change in unrealized gains (losses) on:
Unaffiliated securities	76,523,301
Affiiliated securities	11,962,095

Net change in unrealized gains (losses) on investments	88,485,396

Net realized and unrealized gains (losses) on investments	132,719,985

Net increase in net assets resulting from operations	$131,591,880

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Small Cap Value Fund	15

	Six months ended September 30, 2016 (unaudited)		Year ended March 31, 2016

Operations
Net investment loss		$(1,128,105)		$(3,007,195)
Net realized gains on investments		44,234,589		176,694,661
Net change in unrealized gains (losses) on investments		88,485,396		(222,903,179)

Net increase (decrease) in net assets resulting from operations		131,591,880		(49,215,713)

Distributions to shareholders from
Net realized gains
Class A		(39,163,170)		(147,582,801)
Class B		0 [1]		(11,299)
Class C		(3,672,434)		(12,940,580)
Class R6		(7,609,877)		(26,184,650)
Administrator Class		(1,636,796)		(7,973,394)
Institutional Class		(25,571,546)		(84,638,041)

Total distributions to shareholders		(77,653,823)		(279,330,765)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	761,425	14,996,151	14,405,645	371,383,963
Class C	100,191	1,546,177	213,694	3,522,236
Class R6	181,076	3,765,008	4,913,663	136,781,653
Administrator Class	44,683	919,133	246,541	5,884,855
Institutional Class	1,553,257	32,376,956	1,822,908	45,991,897
Investor Class	N/A	N/A	341,179 [2]	9,252,444 [2]

		53,603,425		572,817,048

Reinvestment of distributions
Class A	1,978,681	38,287,481	8,140,152	144,569,098
Class B	0 [1]	0 [1]	791	11,299
Class C	207,243	3,129,369	767,463	10,936,351
Class R6	373,582	7,609,877	1,410,811	26,184,650
Administrator Class	71,934	1,459,550	392,943	7,277,303
Institutional Class	1,217,080	24,767,575	4,322,403	80,180,580

		75,253,852		269,159,281

Payment for shares redeemed
Class A	(3,382,006)	(66,242,329)	(9,636,099)	(207,634,531)
Class B	(285)[1]	(4,290)[1]	(7,052)	(145,392)
Class C	(369,719)	(5,736,078)	(2,155,888)	(45,177,913)
Class R6	(835,651)	(17,400,898)	(3,471,014)	(92,765,963)
Administrator Class	(458,295)	(9,367,036)	(2,015,328)	(51,849,956)
Institutional Class	(1,248,378)	(25,454,765)	(27,696,737)	(767,867,077)
Investor Class	N/A	N/A	(17,354,006)[2]	(466,375,638)[2]

		(124,205,396)		(1,631,816,470)

Net asset value of shares issued in acquisition
Class A	2,339,168	45,638,463	0	0
Class C	219,630	3,343,096	0	0
Administrator Class	141,240	2,888,953	0	0
Institutional Class	172,399	3,537,176	0	0

		55,407,688		0

Net increase (decrease) in net assets resulting from capital share transactions		60,059,569		(789,840,141)

Total increase (decrease) in net assets		113,997,626		(1,118,386,619)

Net assets
Beginning of period		876,867,800		1,995,254,419

End of period		$990,865,426		$876,867,800

Overdistributed/accumulated net investment loss		$(3,443,885)		$(2,315,780)

[1]	For the period from April 1, 2016 to June 6, 2016. Class B shares of the Fund were no longer offered to shareholders effective June 7, 2016.

[2]	For the period from April 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
CLASS A		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$18.84	$27.51	$35.74	$36.33	$32.87	$29.56	$29.71
Net investment income (loss)	(0.03)	(0.06)[2]	0.01 [2]	0.18	0.23	0.19	0.16
Net realized and unrealized gains (losses) on investments	2.91	(1.19)	(2.55)	2.71	4.68	3.39	(0.11)

Total from investment operations	2.88	(1.25)	(2.54)	2.89	4.91	3.58	0.05
Distributions to shareholders from
Net investment income	0.00	0.00	(0.13)	(0.11)	(0.24)	(0.12)	(0.20)
Net realized gains	(1.79)	(7.42)	(5.56)	(3.37)	(1.21)	(0.15)	0.00

Total distributions to shareholders	(1.79)	(7.42)	(5.69)	(3.48)	(1.45)	(0.27)	(0.20)
Net asset value, end of period	$19.93	$18.84	$27.51	$35.74	$36.33	$32.87	$29.56
Total return[3]	15.56%	(2.90)%	(7.29)%	8.87%	15.67%	12.22%	0.11%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.36%	1.35%	1.33%	1.33%	1.34%	1.32%
Net expenses	1.28%	1.28%	1.29%	1.30%	1.30%	1.30%	1.30%
Net investment income (loss)	(0.39)%	(0.27)%	0.02%	1.26%	0.72%	0.61%	0.50%
Supplemental data
Portfolio turnover rate	11%	16%	9%	7%	18%	16%	17%
Net assets, end of period (000s omitted)	$500,993	$441,679	$289,669	$443,671	$482,677	$603,622	$596,741

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
CLASS C		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$15.09	$23.80	$31.89	$32.77	$29.82	$26.92	$27.11
Net investment income (loss)	(0.09)[2]	(0.24)[2]	(0.20)[2]	0.07 [2]	(0.02)[2]	(0.04)[2]	(0.07)[2]
Net realized and unrealized gains (losses) on investments	2.32	(1.05)	(2.27)	2.42	4.23	3.09	(0.10)

Total from investment operations	2.23	(1.29)	(2.47)	2.49	4.21	3.05	(0.17)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.06)	0.00	(0.05)	0.00	(0.02)
Net realized gains	(1.79)	(7.42)	(5.56)	(3.37)	(1.21)	(0.15)	0.00

Total distributions to shareholders	(1.79)	(7.42)	(5.62)	(3.37)	(1.26)	(0.15)	(0.02)
Net asset value, end of period	$15.53	$15.09	$23.80	$31.89	$32.77	$29.82	$26.92
Total return[3]	15.10%	(3.58)%	(8.00)%	8.53%	14.80%	11.38%	(0.62)%
Ratios to average net assets (annualized)
Gross expenses	2.08%	2.11%	2.10%	2.08%	2.08%	2.09%	2.07%
Net expenses	2.03%	2.03%	2.04%	2.05%	2.05%	2.05%	2.05%
Net investment income (loss)	(1.15)%	(1.18)%	(0.70)%	0.52%	(0.06)%	(0.14)%	(0.24)%
Supplemental data
Portfolio turnover rate	11%	16%	9%	7%	18%	16%	17%
Net assets, end of period (000s omitted)	$37,025	$33,601	$80,969	$105,309	$105,491	$102,663	$100,032

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31, 2013[2]
CLASS R6		2016	2015	2014[1]
Net asset value, beginning of period	$19.72	$28.29	$36.52	$37.13	$33.69
Net investment income (loss)	0.01	0.03 [3]	0.23 [3]	0.35	0.07 [3]
Net realized and unrealized gains (losses) on investments	3.05	(1.18)	(2.69)	2.67	3.37

Total from investment operations	3.06	(1.15)	(2.46)	3.02	3.44
Distributions to shareholders from
Net investment income	0.00	0.00	(0.21)	(0.26)	0.00
Net realized gains	(1.79)	(7.42)	(5.56)	(3.37)	0.00

Total distributions to shareholders	(1.79)	(7.42)	(5.77)	(3.63)	0.00
Net asset value, end of period	$20.99	$19.72	$28.29	$36.52	$37.13
Total return[4]	15.78%	(2.43)%	(6.90)%	9.07%	10.21%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.92%	0.87%	0.85%	0.85%
Net expenses	0.83%	0.83%	0.83%	0.85%	0.85%
Net investment income	0.05%	0.12%	0.72%	2.82%	0.60%
Supplemental data
Portfolio turnover rate	11%	16%	9%	7%	18%
Net assets, end of period (000s omitted)	$93,036	$92,929	$52,613	$398	$28

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	For the period from June 28, 2013 (commencement of class operations) to October 31, 2013.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
ADMINISTRATOR CLASS		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$19.66	$28.30	$36.40	$36.98	$33.45	$30.12	$30.32
Net investment income (loss)	(0.02)[2]	(0.06)[2]	0.01 [2]	0.21	0.31	0.25 [2]	0.29 [2]
Net realized and unrealized gains (losses) on investments	3.05	(1.16)	(2.55)	2.77	4.75	3.44	(0.17)

Total from investment operations	3.03	(1.22)	(2.54)	2.98	5.06	3.69	0.12
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.19)	(0.32)	(0.21)	(0.32)
Net realized gains	(1.79)	(7.42)	(5.56)	(3.37)	(1.21)	(0.15)	0.00

Total distributions to shareholders	(1.79)	(7.42)	(5.56)	(3.56)	(1.53)	(0.36)	(0.32)
Net asset value, end of period	$20.90	$19.66	$28.30	$36.40	$36.98	$33.45	$30.12
Total return[3]	15.68%	(2.70)%	(7.16)%	8.97%	15.92%	12.42%	0.32%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.25%	1.19%	1.17%	1.17%	1.17%	1.15%
Net expenses	1.08%	1.08%	1.09%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	(0.21)%	(0.24)%	0.03%	1.48%	0.87%	0.80%	0.91%
Supplemental data
Portfolio turnover rate	11%	16%	9%	7%	18%	16%	17%
Net assets, end of period (000s omitted)	$22,306	$24,927	$74,820	$711,869	$666,812	$543,683	$390,266

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
INSTITUTIONAL CLASS		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$19.71	$28.29	$36.53	$37.12	$33.56	$30.21	$30.33
Net investment income (loss)	0.00 [2,3]	(0.01)[2]	0.17 [2]	0.26	0.38 [2]	0.34	0.31
Net realized and unrealized gains (losses) on investments	3.05	(1.15)	(2.65)	2.76	4.76	3.42	(0.12)

Total from investment operations	3.05	(1.16)	(2.48)	3.02	5.14	3.76	0.19
Distributions to shareholders from
Net investment income	0.00	0.00	(0.20)	(0.24)	(0.37)	(0.26)	(0.31)
Net realized gains	(1.79)	(7.42)	(5.56)	(3.37)	(1.21)	(0.15)	0.00

Total distributions to shareholders	(1.79)	(7.42)	(5.76)	(3.61)	(1.58)	(0.41)	(0.31)
Net asset value, end of period	$20.97	$19.71	$28.29	$36.53	$37.12	$33.56	$30.21
Total return[4]	15.74%	(2.46)%	(6.95)%	9.05%	16.15%	12.68%	0.52%
Ratios to average net assets (annualized)
Gross expenses	1.00%	0.99%	0.92%	0.90%	0.90%	0.91%	0.89%
Net expenses	0.88%	0.88%	0.89%	0.90%	0.90%	0.90%	0.89%
Net investment income (loss)	0.01%	(0.03)%	0.52%	1.66%	1.08%	1.01%	0.97%
Supplemental data
Portfolio turnover rate	11%	16%	9%	7%	18%	16%	17%
Net assets, end of period (000s omitted)	$337,505	$283,728	$1,017,115	$984,881	$1,081,869	$1,143,730	$1,073,943

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Small Cap Value Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other

22	Wells Fargo Small Cap Value Fund	Notes to financial statements (unaudited)

independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Notes to financial statements (unaudited)	Wells Fargo Small Cap Value Fund	23
■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$198,062,256	$939,200	$0	$199,001,456
Energy	115,647,288	5,200,964	0	120,848,252
Financials	205,282,042	0	0	205,282,042
Health care	67,329,738	0	0	67,329,738
Industrials	83,801,764	0	0	83,801,764
Information technology	132,217,068	1,967,734	0	134,184,802
Materials	113,887,441	5,186,741	0	119,074,182
Real estate	21,734,417	0	0	21,734,417
Telecommunication services	23,989,992	0	0	23,989,992

Exchange-traded funds	14,107,893	0	0	14,107,893

Warrants
Health care	0	1	0	1

Short-term investments
Investment companies	8,554,538	0	0	8,554,538
Total assets	$984,614,437	$13,294,641	$0	$997,909,077

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the six months ended September 30, 2016, the management fee was equivalent to an annual rate of 0.84% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

24	Wells Fargo Small Cap Value Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.28% for Class A shares, 2.03% for Class C shares, 0.83% for Class R6 shares, 1.08% for Administrator Class shares, and 0.88% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2016, Funds Distributor received $1,589 from the sale of Class A shares and $56 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2016 were $101,663,048 and $140,742,101, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

Notes to financial statements (unaudited)	Wells Fargo Small Cap Value Fund	25

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains (losses)
Allied Healthcare Products Incorporated*	588,600	28,677	240,977	376,300	$322,640	$0	$(382,605)
Cavco Industries Incorporated	587,800	19,000	51,000	555,800	55,051,990	0	2,649,905
Century Casinos Incorporated	1,476,500	280,800	0	1,757,300	12,142,943	0	0
Medley Management Incorporated Class A	689,100	0	6,100	683,000	5,744,030	274,420	(70,522)
Skyline Corporation	626,200	172,700	0	798,900	10,936,941	0	0
Webco Industries Incorporated*	55,400	0	27,800	27,600	1,518,000	0	(404,778)
						$274,420	$1,792,000

*	No longer an affiliate of the Fund at the end of the period.

7. ACQUISITION

After the close of business on July 22, 2016, the Fund acquired the net assets of Wells Fargo Small/Mid Cap Value Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Administrator Class and Institutional Class shares of Wells Fargo Small/Mid Cap Value Fund received Class A, Class C, Administrator Class, and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Small/Mid Cap Value Fund for 2,872,437 shares of the Fund valued at $55,407,688 at an exchange ratio of 0.63, 0.75, 0.62, and 0.63 for Class A, Class C, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Wells Fargo Small/Mid Cap Value Fund with a fair value of $45,240,508, identified cost of $27,461,432 and unrealized gains of $17,779,076 at July 22, 2016 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Small/Mid Cap Value Fund and the Fund immediately prior to the acquisition were $55,407,688 and $934,257,976, respectively. The aggregate net assets of the Fund immediately after the acquisition were $989,665,664. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Small/Mid Cap Value Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed April 1, 2016, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the six months ended September 30, 2016 would have been:

Net investment loss	$(6,224,673)
Net realized and unrealized gains (losses) on investments	$139,106,361
Net increase in net assets resulting from operations	$132,881,688

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Small/Mid Cap Value Fund that have been included in the Fund’s Statement of Operations since July 25, 2016.

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended September 30, 2016, there were no borrowings by the Fund under the agreement.

26	Wells Fargo Small Cap Value Fund	Notes to financial statements (unaudited)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Small Cap Value Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Small Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Small Cap Value Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016[3]	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

30	Wells Fargo Small Cap Value Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Small Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

Other information (unaudited)	Wells Fargo Small Cap Value Fund	31

The Board noted that the performance of the Fund (Class A) was lower than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2000® Value Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods noted above. The Board took note of the explanations for the relative underperformance in these periods, including with respect to market factors and investment decisions that affected the Fund’s performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such

32	Wells Fargo Small Cap Value Fund	Other information (unaudited)

as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Small Cap Value Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

246400 11-16 SA244/SAR244 09-16

Semi-Annual Report

September 30, 2016

Wells Fargo Special Small Cap Value Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Special Small Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Fed, European Central Bank, Bank of England, and Bank of Japan.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Special Small Cap Value Fund for the six-month period that ended September 30, 2016. During this period, which began April 1, 2016, the U.S. economy displayed resilience although growth was somewhat sluggish. U.S. and international stock markets experienced heightened volatility. Despite fluctuating markets, U.S. small-, mid-, and large-cap stocks delivered positive results overall for the six-month period; small-cap stocks performed best, followed by mid- and large-cap stocks, as measured by the Russell 2000® Index,1 the Russell Midcap® Index,2 and the Russell 1000® Index,3 respectively. International stocks overall also delivered positive results for the period.

Worries over interest rates and the U.K.’s Brexit vote largely drove markets during the second quarter of 2016.

U.S. stocks began the quarter in positive territory but started to lose steam in early May on worries that a possible June interest-rate increase by the Federal Reserve (Fed) could hurt the market. In mid-May, stocks briefly plunged following comments by Fed officials noting that a June interest-rate increase remained on the table. But once investors had processed this information, stocks again rallied, finishing up for the month. The first three weeks of June brought heightened volatility, spurred largely by a disappointing jobs report and uncertainty over whether the U.K. would remain in the E.U. The U.K.’s Brexit vote on June 23 shocked countries in Europe and much of the rest of the world. Stock markets fell as investors worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rallied as investors seemed to decide that any negative effects would be more localized and not create a serious risk for global growth. By quarter-end, the broad U.S. stock market had moved back into positive territory.

U.S. stocks delivered generally positive results in the third quarter of 2016.

The rally in U.S. stocks continued into early July 2016. U.S. stocks then generally continued to move upward at a more moderate pace, reaching a quarterly peak in August before the upward momentum started to lose some steam. Markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Fed, European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. Although many U.S. investors had doubted the Fed would increase interest rates in September, hawkish comments by several Fed officials early that month raised concerns, sending stock and bond prices downward. However, immediately following the Fed’s September 20 meeting, stocks surged on news that the Fed had decided to leave short-term interest rates unchanged for the time being and had signaled its intention to increase rates by year-end. The Fed also lowered its estimates for long-term economic growth and adjusted its anticipated pace of future rate increases. U.S. small-cap stocks in particular benefited from a renewed investor focus on fundamentals and from healthy merger and acquisition (M&A) activity.

[1]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[2]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Special Small Cap Value Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Special Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Robert Rifkin, CFA®

James M. Tringas, CFA®, CPA

Bryant VanCronkhite, CFA®, CPA

Average annual total returns (%) as of September 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESPAX)	5-7-1993	12.79	15.56	6.48	19.67	16.94	7.11	1.36	1.35
Class B (ESPBX)*	3-26-1999	13.77	15.84	6.55	18.77	16.06	6.55	2.11	2.10
Class C (ESPCX)	12-12-2000	17.76	16.07	6.32	18.76	16.07	6.32	2.11	2.10
Class R (ESPHX)	9-30-2015	–	–	–	19.41	16.65	6.81	1.60	1.60
Class R6 (ESPRX)	10-31-2014	–	–	–	20.21	17.43	7.49	0.93	0.90
Administrator Class (ESPIX)	7-23-1996	–	–	–	19.85	17.20	7.37	1.28	1.21
Institutional Class (ESPNX)	7-30-2010	–	–	–	20.18	17.41	7.48	1.03	0.95
Russell 2000® Value Index[4]	–	–	–	–	18.81	15.45	5.78	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Special Small Cap Value Fund	5

Ten largest holdings (%) as of September 30, 2016[5]
First Citizens BancShares Corporation Class A	2.70
Eagle Materials Incorporated	2.23
Novanta Incorporated	1.85
Analogic Corporation	1.85
Franklin Electric Company Incorporated	1.83
Mueller Industries Incorporated	1.82
Quaker Chemical Corporation	1.77
Innospec Incorporated	1.69
UMB Financial Corporation	1.67
Douglas Dynamics Incorporated	1.58

Sector distribution as of September 30, 2016[6]

[1]	Historical performance shown for Class R shares prior to their inception reflects the performance of the Institutional Class shares adjusted to reflect the higher expenses applicable to Class R. Historical performance for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Special Values Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through July 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.34% for Class A, 2.09% for Class B, 2.09% for Class C, 1.59% for Class R, 0.89% for Class R6, 1.20% for Administrator Class, and 0.94% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Special Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2016	Ending account value 9-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,113.14	$7.03	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.71	1.33%
Class B
Actual	$1,000.00	$1,108.66	$10.97	2.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.60	$10.48	2.08%
Class C
Actual	$1,000.00	$1,108.98	$10.97	2.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.60	$10.48	2.08%
Class R
Actual	$1,000.00	$1,111.91	$8.29	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.15	$7.92	1.57%
Class R6
Actual	$1,000.00	$1,115.67	$4.71	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.55	$4.50	0.89%
Administrator Class
Actual	$1,000.00	$1,113.85	$6.34	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Institutional Class
Actual	$1,000.00	$1,115.23	$4.97	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.75	0.94%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Special Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 93.09%

Consumer Discretionary: 9.28%

Diversified Consumer Services: 0.31%
Liberty Tax Incorporated	296,647	$3,791,149

Hotels, Restaurants & Leisure: 3.81%
Denny’s Corporation †	1,311,506	14,019,999
DineEquity Incorporated	198,845	15,746,536
Ruby Tuesday Incorporated †	852,300	2,130,750
The Wendy’s Company	1,365,300	14,745,240

		46,642,525

Household Durables: 1.50%
Dixie Group Incorporated †	568,435	2,842,175
Helen of Troy Limited †	179,300	15,450,281

		18,292,456

Media: 1.69%
A.H. Belo Corporation Class A (l)	976,904	7,180,244
Gannett Company Incorporated	339,055	3,946,600
New Media Investment Group Incorporated	336,742	5,219,501
Time Incorporated	298,400	4,320,832

		20,667,177

Specialty Retail: 1.59%
Christopher & Banks Corporation †	830,848	1,204,730
Guess? Incorporated	444,400	6,492,684
Office Depot Incorporated	492,200	1,757,154
The Buckle Incorporated «	417,500	10,032,525

		19,487,093

Textiles, Apparel & Luxury Goods: 0.38%
Delta Apparel Incorporated †	286,100	4,709,206

Consumer Staples: 5.53%

Beverages: 0.60%
Cott Corporation	518,400	7,387,200

Food & Staples Retailing: 0.35%
SUPERVALU Incorporated †	847,400	4,228,526

Food Products: 3.02%
Nomad Foods Limited †	942,800	11,143,896
Snyders Lance Incorporated	193,585	6,500,584
TreeHouse Foods Incorporated †	220,685	19,241,525

		36,886,005

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Special Small Cap Value Fund	Portfolio of investments—September 30, 2016 (unaudited)

Security name	Shares	Value

Household Products: 1.56%
Central Garden & Pet Company †	479,490	$12,466,740
Energizer Holdings Incorporated	133,500	6,669,660

		19,136,400

Energy: 5.05%

Energy Equipment & Services: 2.36%
Atwood Oceanics Incorporated «	349,700	3,038,893
CARBO Ceramics Incorporated «	455,695	4,985,303
Patterson-UTI Energy Incorporated	438,400	9,807,008
Steel Excel Incorporated †(l)	628,809	6,948,339
Tetra Technologies Incorporated †	667,100	4,075,981

		28,855,524

Oil, Gas & Consumable Fuels: 2.69%
Carrizo Oil & Gas Incorporated †	95,500	3,879,210
Energen Corporation	171,600	9,904,752
Laredo Petroleum Incorporated «†	675,600	8,715,240
WPX Energy Incorporated †	796,868	10,510,689

		33,009,891

Financials: 19.63%

Banks: 8.27%
Associated Banc-Corp	731,500	14,330,085
First Citizens BancShares Corporation Class A	112,321	33,010,019
Hancock Holding Company	435,000	14,107,050
Hope Bancorp Incorporated	339,300	5,893,641
TCF Financial Corporation	930,036	13,494,822
UMB Financial Corporation	342,763	20,377,260

		101,212,877

Capital Markets: 2.95%
Apollo Investment Corporation «	890,966	5,167,603
Artisan Partners Asset Management Incorporated Class A	357,901	9,734,907
CIFC Corporation	179,685	2,007,081
New Mountain Finance Corporation «	385,200	5,300,352
Westwood Holdings Group Incorporated	260,189	13,818,638

		36,028,581

Insurance: 7.26%
Allied World Assurance Company	228,700	9,244,054
Brown & Brown Incorporated	411,800	15,528,978
Endurance Specialty Holdings Limited	167,800	10,982,510
ProAssurance Corporation	348,100	18,268,288
RenaissanceRe Holdings Limited	69,800	8,387,168
Stewart Information Services Corporation	207,100	9,205,595
Validus Holdings Limited	346,800	17,277,576

		88,894,169

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Special Small Cap Value Fund	9

Security name	Shares	Value

Mortgage REITs: 1.15%
Annaly Capital Management Incorporated	594,184	$6,238,932
Apollo Commercial Real Estate Finance Incorporated	477,237	7,812,370

		14,051,302

Health Care: 7.50%

Biotechnology: 0.27%
Emergent BioSolutions Incorporated	104,300	3,288,579

Health Care Equipment & Supplies: 4.23%
Analogic Corporation	255,367	22,625,516
Haemonetics Corporation †	281,200	10,182,252
Halyard Health Incorporated †	89,600	3,105,536
ICU Medical Incorporated †	59,105	7,469,690
Steris Corporation	114,200	8,348,020

		51,731,014

Health Care Providers & Services: 1.94%
Air Methods Corporation †	70,700	2,226,343
Owens & Minor Incorporated	219,300	7,616,289
Patterson Companies Incorporated	302,900	13,915,226

		23,757,858

Life Sciences Tools & Services: 0.47%
Bio-Rad Laboratories Incorporated Class A †	35,200	5,766,112

Pharmaceuticals: 0.59%
Innoviva Incorporated «	658,702	7,239,135

Industrials: 19.02%

Building Products: 2.32%
CSW Industrials Incorporated †	281,500	9,117,785
Simpson Manufacturing Company Incorporated	438,618	19,277,261

		28,395,046

Commercial Services & Supplies: 5.15%
ACCO Brands Corporation †	731,369	7,050,397
Brady Corporation Class A	225,200	7,794,172
Deluxe Corporation	135,200	9,034,064
Ennis Incorporated	1,044,907	17,606,683
Matthews International Corporation Class A	130,498	7,929,058
Viad Corporation	368,107	13,572,105

		62,986,479

Construction & Engineering: 0.68%
EMCOR Group Incorporated	140,100	8,352,762

Electrical Equipment: 0.69%
EnerSys	121,400	8,399,666

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Special Small Cap Value Fund	Portfolio of investments—September 30, 2016 (unaudited)

Security name	Shares	Value

Machinery: 8.83%
Douglas Dynamics Incorporated	603,784	$19,284,861
ESCO Technologies Incorporated	311,900	14,478,398
Franklin Electric Company Incorporated	551,374	22,446,436
Hillenbrand Incorporated	352,702	11,159,491
Kadant Incorporated	352,960	18,392,746
Mueller Industries Incorporated	687,916	22,302,237

		108,064,169

Professional Services: 1.35%
Korn/Ferry International	788,746	16,563,666

Information Technology: 11.65%

Communications Equipment: 1.49%
Aviat Networks Incorporated †	70,020	644,884
NETGEAR Incorporated †	144,800	8,758,952
NetScout Systems Incorporated †	299,700	8,766,225

		18,170,061

Electronic Equipment, Instruments & Components: 5.87%
AVX Corporation	627,600	8,654,604
Badger Meter Incorporated	236,200	7,915,062
Jabil Circuit Incorporated	180,300	3,934,146
Novanta Incorporated †	1,307,087	22,677,959
Orbotech Limited †	374,930	11,101,677
Vishay Intertechnology Incorporated	1,249,401	17,604,060

		71,887,508

IT Services: 2.25%
DST Systems Incorporated	135,200	15,942,784
Sykes Enterprises Incorporated †	413,500	11,631,755

		27,574,539

Semiconductors & Semiconductor Equipment: 0.82%
DSP Group Incorporated †	389,815	4,681,678
Exar Corporation †	577,127	5,373,052

		10,054,730

Software: 1.08%
ACI Worldwide Incorporated †	276,252	5,353,764
Progress Software Corporation	288,006	7,833,763

		13,187,527

Technology Hardware, Storage & Peripherals: 0.14%
Imation Corporation †(l)	2,650,118	1,676,465

Materials: 12.04%

Chemicals: 6.04%
A. Schulman Incorporated	279,458	8,137,817
Innospec Incorporated	339,391	20,638,367

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Special Small Cap Value Fund	11

Security name		Shares	Value

Chemicals (continued)
Quaker Chemical Corporation		204,190	$21,629,847
Scotts Miracle-Gro Company Class A		121,100	10,083,997
Sensient Technologies Corporation		177,100	13,424,180

			73,914,208

Construction Materials: 2.23%
Eagle Materials Incorporated		352,900	27,279,170

Containers & Packaging: 1.26%
Silgan Holdings Incorporated		303,900	15,374,301

Metals & Mining: 0.68%
Compass Minerals International Incorporated		93,600	6,898,320
Real Industry Incorporated †		240,700	1,473,084

			8,371,404

Paper & Forest Products: 1.83%
Neenah Paper Incorporated		123,024	9,720,126
Schweitzer-Mauduit International Incorporated		327,787	12,639,467

			22,359,593

Real Estate: 1.83%

Equity REITs: 1.83%
Gramercy Property Trust Incorporated		1,093,416	10,540,530
LaSalle Hotel Properties		494,200	11,796,554

			22,337,084

Utilities: 1.56%

Electric Utilities: 1.56%
Empire District Electric Company		262,000	8,944,680
Hawaiian Electric Industries Incorporated		341,900	10,205,715

			19,150,395

Total Common Stocks (Cost $985,439,939)			1,139,161,552

Exchange-Traded Funds: 1.20%
iShares Russell 2000 Value Index ETF «		140,354	14,702,085

Total Exchange-Traded Funds (Cost $14,474,530)			14,702,085

	Yield
Short-Term Investments: 9.84%

Investment Companies: 9.84%
Securities Lending Cash Investments LLC (l)(r)(u)	0.65%	43,682,803	43,682,803
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.34	76,802,535	76,802,535

Total Short-Term Investments (Cost $120,485,338)			120,485,338

Total investments in securities (Cost $1,120,399,807) *	104.13%	1,274,348,975
Other assets and liabilities, net	(4.13)	(50,583,340)

Total net assets	100.00%	$1,223,765,635

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Special Small Cap Value Fund	Portfolio of investments—September 30, 2016 (unaudited)

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

«	All or a portion of this security is on loan.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,130,870,727 and unrealized gains (losses) consists of:

Gross unrealized gains	$220,054,561
Gross unrealized losses	(76,576,313)

Net unrealized gains	$143,478,248

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2016 (unaudited)	Wells Fargo Special Small Cap Value Fund	13

Assets
Investments
In unaffiliated securities (including $42,465,196 of securities loaned), at value (cost $954,528,579)	$1,138,058,589
In affiliated securities, at value (cost $165,871,228)	136,290,386

Total investments, at value (cost $1,120,399,807)	1,274,348,975
Cash	22,542
Receivable for investments sold	3,245,351
Receivable for Fund shares sold	28,977,431
Receivable for dividends	1,575,017
Receivable for securities lending income	35,022
Prepaid expenses and other assets	103,525

Total assets	1,308,307,863

Liabilities
Payable for investments purchased	5,914,853
Payable for Fund shares redeemed	33,639,139
Payable upon receipt of securities loaned	43,682,803
Management fee payable	839,995
Distribution fees payable	32,154
Administration fees payable	165,443
Accrued expenses and other liabilities	267,841

Total liabilities	84,542,228

Total net assets	$1,223,765,635

NET ASSETS CONSIST OF
Paid-in capital	$1,051,531,036
Undistributed net investment income	6,698,239
Accumulated net realized gains on investments	11,587,192
Net unrealized gains on investments	153,949,168

Total net assets	$1,223,765,635

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$488,192,180
Shares outstanding – Class A1	16,004,551
Net asset value per share – Class A	$30.50
Maximum offering price per share – Class A2	$32.36
Net assets – Class B	$925,249
Shares outstanding – Class B1	33,460
Net asset value per share – Class B	$27.65
Net assets – Class C	$49,075,152
Shares outstanding – Class C1	1,766,570
Net asset value per share – Class C	$27.78
Net assets – Class R	$29,853
Shares outstanding – Class R1	960
Net asset value per share – Class R	$31.10
Net assets – Class R6	$101,604,403
Shares outstanding – Class R6[1]	3,251,758
Net asset value per share – Class R6	$31.25
Net assets – Administrator Class	$125,539,499
Shares outstanding – Administrator Class[1]	4,022,479
Net asset value per share – Administrator Class	$31.21
Net assets – Institutional Class	$458,399,299
Shares outstanding – Institutional Class[1]	14,664,865
Net asset value per share – Institutional Class	$31.26

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Special Small Cap Value Fund	Statement of operations—six months ended September 30, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $9,695)	$10,160,854
Income from affiliated securities	264,142
Securities lending income, net	225,057

Total investment income	10,650,053

Expenses
Management fee	4,206,392
Administration fees
Class A	478,442
Class B	1,123
Class C	46,713
Class R	30
Class R6	7,687
Administrator Class	72,780
Institutional Class	221,902
Shareholder servicing fees
Class A	569,574
Class B	1,337
Class C	55,611
Class R	36
Administrator Class	138,576
Distribution fees
Class B	4,010
Class C	166,832
Class R	36
Custody and accounting fees	39,632
Professional fees	25,160
Registration fees	57,034
Shareholder report expenses	51,043
Trustees’ fees and expenses	9,084
Other fees and expenses	8,321

Total expenses	6,161,355
Less: Fee waivers and/or expense reimbursements	(145,698)

Net expenses	6,015,657

Net investment income	4,634,396

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on investments	19,252,972

Net change in unrealized gains (losses) on:
Unaffiliated securities	81,073,341
Affiliated securities	1,126,961

Net change in unrealized gains (losses) on investments	82,200,302

Net realized and unrealized gains (losses) on investments	101,453,274

Net increase in net assets resulting from operations	$106,087,670

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Special Small Cap Value Fund	15

	Six months ended September 30, 2016 (unaudited)		Year ended March 31, 2016

Operations
Net investment income		$4,634,396		$6,261,146
Net realized gains on investments		19,252,972		22,808,664
Net change in unrealized gains (losses) on investments		82,200,302		(55,230,700)

Net increase (decrease) in net assets resulting from operations		106,087,670		(26,160,890)

Distributions to shareholders from
Net investment income
Class A		0		(2,938,290)
Class R		0		(265)[1]
Class R6		0		(217,106)
Administrator Class		0		(835,904)
Institutional Class		0		(2,207,665)
Net realized gains
Class A		0		(6,366,306)
Class B		0		(27,232)
Class C		0		(685,591)
Class R		0		(393)[1]
Class R6		0		(270,846)
Administrator Class		0		(1,261,351)
Institutional Class		0		(2,891,540)

Total distributions to shareholders		0		(17,702,489)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,289,890	66,684,719	2,676,891	72,673,241
Class B	2	45	311	7,784
Class C	265,269	7,148,039	213,185	5,190,192
Class R	3	78	936 [1]	24,829 [1]
Class R6	2,059,858	62,672,908	1,344,998	37,189,066
Administrator Class	1,600,946	46,894,993	2,198,004	61,025,708
Institutional Class	8,033,314	242,334,636	4,632,711	126,970,664

		425,735,418		303,081,484

Reinvestment of distributions
Class A	0	0	341,445	9,032,175
Class B	0	0	1,077	25,725
Class C	0	0	25,222	605,329
Class R	0	0	24 [1]	658 [1]
Class R6	0	0	18,009	487,952
Administrator Class	0	0	76,324	2,067,731
Institutional Class	0	0	143,387	3,887,014

		0		16,106,583

Payment for shares redeemed
Class A	(1,507,927)	(43,922,169)	(3,135,092)	(84,541,811)
Class B	(17,131)	(444,822)	(53,053)	(1,328,642)
Class C	(115,817)	(3,064,837)	(274,875)	(6,736,107)
Class R	(3)	(78)	0 [1]	0 [1]
Class R6	(105,704)	(3,155,464)	(66,301)	(1,738,734)
Administrator Class	(970,017)	(28,425,872)	(1,223,745)	(34,959,438)
Institutional Class	(2,509,673)	(75,568,616)	(1,981,648)	(55,623,071)

		(154,581,858)		(184,927,803)

Net increase in net assets resulting from capital share transactions		271,153,560		134,260,264

Total increase in net assets		377,241,230		90,396,885

Net assets
Beginning of period		846,524,405		756,127,520

End of period		$1,223,765,635		$846,524,405

Undistributed net investment income		$6,698,239		$2,063,843

[1]	For the period from September 30, 2015 (commencement of class operations) to March 31, 2016.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
CLASS A		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$27.40	$29.27	$32.59	$31.35	$22.97	$20.97	$19.78
Net investment income (loss)	0.11	0.20	0.26	0.10	(0.01)[2]	(0.05)	(0.05)
Net realized and unrealized gains (losses) on investments	2.99	(1.46)	1.81	3.14	8.37	2.05	1.24

Total from investment operations	3.10	(1.26)	2.07	3.24	8.38	2.00	1.19
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.21)	(0.03)	0.00	0.00	0.00
Net realized gains	0.00	(0.42)	(5.18)	(1.97)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.61)	(5.39)	(2.00)	0.00	0.00	0.00
Net asset value, end of period	$30.50	$27.40	$29.27	$32.59	$31.35	$22.97	$20.97
Total return[3]	11.31%	(4.21)%	7.56%	10.74%	36.48%	9.54%	6.02%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.36%	1.39%	1.41%	1.40%	1.38%	1.37%
Net expenses	1.33%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
Net investment income (loss)	0.77%	0.73%	0.90%	0.75%	(0.04)%	(0.16)%	(0.14)%
Supplemental data
Portfolio turnover rate	18%	46%	79%	37%	65%	69%	54%
Net assets, end of period (000s omitted)	$488,192	$417,161	$448,980	$429,089	$409,557	$366,320	$387,767

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
CLASS B		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$24.94	$26.69	$30.19	$29.23	$21.58	$19.85	$18.87
Net investment income (loss)	(0.01)[2]	(0.02)[2]	0.03 [2]	0.00 [2,3]	(0.16)[2]	(0.19)[2]	(0.18)[2]
Net realized and unrealized gains (losses) on investments	2.72	(1.31)	1.65	2.93	7.81	1.92	1.16

Total from investment operations	2.71	(1.33)	1.68	2.93	7.65	1.73	0.98
Distributions to shareholders from
Net realized gains	0.00	(0.42)	(5.18)	(1.97)	0.00	0.00	0.00
Net asset value, end of period	$27.65	$24.94	$26.69	$30.19	$29.23	$21.58	$19.85
Total return[4]	10.87%	(4.92)%	6.76%	10.42%	35.45%	8.72%	5.19%
Ratios to average net assets (annualized)
Gross expenses	2.08%	2.11%	2.14%	2.16%	2.14%	2.12%	2.13%
Net expenses	2.08%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%
Net investment income (loss)	(0.04)%	(0.08)%	0.09%	0.02%	(0.64)%	(0.89)%	(0.88)%
Supplemental data
Portfolio turnover rate	18%	46%	79%	37%	65%	69%	54%
Net assets, end of period (000s omitted)	$925	$1,262	$2,729	$4,224	$4,770	$9,171	$22,053

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
CLASS C		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$25.05	$26.81	$30.31	$29.34	$21.66	$19.92	$18.94
Net investment income (loss)	0.00 [3]	(0.03)	0.04 [2]	0.00 [2,3]	(0.18)[2]	(0.19)[2]	(0.18)[2]
Net realized and unrealized gains (losses) on investments	2.73	(1.31)	1.65	2.94	7.86	1.93	1.16

Total from investment operations	2.73	(1.34)	1.69	2.94	7.68	1.74	0.98
Distributions to shareholders from
Net investment income	0.00	0.00	(0.01)	0.00	0.00	0.00	0.00
Net realized gains	0.00	(0.42)	(5.18)	(1.97)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.42)	(5.19)	(1.97)	0.00	0.00	0.00
Net asset value, end of period	$27.78	$25.05	$26.81	$30.31	$29.34	$21.66	$19.92
Total return[4]	10.90%	(4.93)%	6.75%	10.42%	35.46%	8.73%	5.17%
Ratios to average net assets (annualized)
Gross expenses	2.08%	2.11%	2.14%	2.16%	2.15%	2.13%	2.13%
Net expenses	2.08%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%
Net investment income (loss)	0.02%	(0.02)%	0.15%	0.00%	(0.71)%	(0.91)%	(0.89)%
Supplemental data
Portfolio turnover rate	18%	46%	79%	37%	65%	69%	54%
Net assets, end of period (000s omitted)	$49,075	$40,512	$44,327	$42,816	$39,620	$33,478	$34,270

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Small Cap Value Fund	19

(For a share outstanding throughout each period)

CLASS R	Six months ended September 30, 2016 (unaudited)	Year ended March 31, 2016[1]
Net asset value, beginning of period	$27.97	$26.72
Net investment income	0.08	0.08 [2]
Net realized and unrealized gains (losses) on investments	3.05	1.87

Total from investment operations	3.13	1.95
Distributions to shareholders from
Net investment income	0.00	(0.28)
Net realized gains	0.00	(0.42)

Total distributions to shareholders	0.00	(0.70)
Net asset value, end of period	$31.10	$27.97
Total return[3]	11.19%	7.40%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.59%
Net expenses	1.57%	1.58%
Net investment income	0.52%	0.56%
Supplemental data
Portfolio turnover rate	18%	46%
Net assets, end of period (000s omitted)	$30	$27

[1]	For the period from September 30, 2015 (commencement of class operations) to March 31, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31
CLASS R6		2016	2015[1]
Net asset value, beginning of period	$28.01	$29.91	$33.38
Net investment income	0.20 [2]	0.39	0.26 [2]
Net realized and unrealized gains (losses) on investments	3.04	(1.54)	1.80

Total from investment operations	3.24	(1.15)	2.06
Distributions to shareholders from
Net investment income	0.00	(0.33)	(0.35)
Net realized gains	0.00	(0.42)	(5.18)

Total distributions to shareholders	0.00	(0.75)	(5.53)
Net asset value, end of period	$31.25	$28.01	$29.91
Total return[3]	11.57%	(3.74)%	7.42%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.93%	0.89%
Net expenses	0.89%	0.89%	0.89%
Net investment income	1.34%	1.56%	2.19%
Supplemental data
Portfolio turnover rate	18%	46%	79%
Net assets, end of period (000s omitted)	$101,604	$36,344	$27

[1]	For the period from October 31, 2014 (commencement of class operations) to March 31, 2015.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Small Cap Value Fund	21

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
ADMINISTRATOR CLASS		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$28.02	$29.94	$33.21	$31.85	$23.28	$21.21	$19.96
Net investment income	0.14 [2]	0.26 [2]	0.35 [2]	0.14 [2]	0.08 [2]	0.02 [2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	3.05	(1.49)	1.83	3.21	8.49	2.05	1.23

Total from investment operations	3.19	(1.23)	2.18	3.35	8.57	2.07	1.25
Distributions to shareholders from
Net investment income	0.00	(0.27)	(0.27)	(0.02)	(0.00)[3]	0.00	0.00
Net realized gains	0.00	(0.42)	(5.18)	(1.97)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.69)	(5.45)	(1.99)	(0.00)[3]	0.00	0.00
Net asset value, end of period	$31.21	$28.02	$29.94	$33.21	$31.85	$23.28	$21.21
Total return[4]	11.38%	(4.01)%	7.78%	10.91%	36.82%	9.76%	6.26%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.26%	1.23%	1.24%	1.23%	1.22%	1.22%
Net expenses	1.20%	1.17%	1.09%	1.09%	1.09%	1.09%	1.09%
Net investment income	0.91%	0.95%	1.10%	1.04%	0.30%	0.10%	0.12%
Supplemental data
Portfolio turnover rate	18%	46%	79%	37%	65%	69%	54%
Net assets, end of period (000s omitted)	$125,539	$95,030	$70,100	$78,563	$96,940	$232,283	$273,510

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
INSTITUTIONAL CLASS		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$28.03	$29.93	$33.21	$31.94	$23.36	$21.24	$19.96
Net investment income	0.18 [2]	0.30	0.43 [2]	0.15	0.10	0.05 [2]	0.04
Net realized and unrealized gains (losses) on investments	3.05	(1.46)	1.80	3.22	8.53	2.07	1.24

Total from investment operations	3.23	(1.16)	2.23	3.37	8.63	2.12	1.28
Distributions to shareholders from
Net investment income	0.00	(0.32)	(0.33)	(0.13)	(0.05)	0.00	0.00
Net realized gains	0.00	(0.42)	(5.18)	(1.97)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.74)	(5.51)	(2.10)	(0.05)	0.00	0.00
Net asset value, end of period	$31.26	$28.03	$29.93	$33.21	$31.94	$23.36	$21.24
Total return[3]	11.52%	(3.79)%	7.96%	10.97%	37.02%	9.98%	6.41%
Ratios to average net assets (annualized)
Gross expenses	1.01%	1.01%	0.96%	0.98%	0.97%	0.95%	0.94%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.93%
Net investment income	1.19%	1.17%	1.36%	1.15%	0.42%	0.21%	0.19%
Supplemental data
Portfolio turnover rate	18%	46%	79%	37%	65%	69%	54%
Net assets, end of period (000s omitted)	$458,399	$256,190	$189,965	$146,162	$138,638	$88,067	$27,217

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Special Small Cap Value Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Special Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

24	Wells Fargo Special Small Cap Value Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $1,418,962 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Special Small Cap Value Fund	25

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$113,589,606	$0	$0	$113,589,606
Consumer staples	67,638,131	0	0	67,638,131
Energy	61,865,415	0	0	61,865,415
Financials	240,186,929	0	0	240,186,929
Health care	91,782,698	0	0	91,782,698
Industrials	232,761,788	0	0	232,761,788
Information technology	142,550,830	0	0	142,550,830
Materials	147,298,676	0	0	147,298,676
Real estate	22,337,084	0	0	22,337,084
Utilities	19,150,395	0	0	19,150,395

Exchange-traded funds	14,702,085	0	0	14,702,085

Short-term investments
Investment companies	76,802,535	0	0	76,802,535
Investments measured at net asset value*				43,682,803
Total assets	$1,230,666,172	$0	$0	$1,274,348,975

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as of practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $43,682,803 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund had no material transfers between Level 1 and Level 2 and did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the six months ended September 30, 2016, the management fee was equivalent to an annual rate of 0.84% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

26	Wells Fargo Special Small Cap Value Fund	Notes to financial statements (unaudited)

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.34% for Class A shares, 2.09% for Class B shares, 2.09% for Class C shares, 1.59% for Class R shares, 0.89% for Class R6 shares, 1.20% for Administrator Class shares, and 0.94% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2016, Funds Distributor received $14,028 from the sale of Class A shares and $101 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2016 were $436,861,709 and $166,403,604, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains
A.H. Belo Corporation	939,929	36,975	0	976,904	$7,180,244	$153,347	$0
Imation Corporation	1,929,730	720,388	0	2,650,118	1,676,465	0	0
Steel Excel Incorporated	346,013	282,796	0	628,809	6,948,339	0	0
						$153,347	$0

Notes to financial statements (unaudited)	Wells Fargo Special Small Cap Value Fund	27

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended September 30, 2016, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

28	Wells Fargo Special Small Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Special Small Cap Value Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

30	Wells Fargo Special Small Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016[3]	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo Special Small Cap Value Fund	31

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Special Small Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

32	Wells Fargo Special Small Cap Value Fund	Other information (unaudited)

The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell 2000® Value Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to, or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Special Small Cap Value Fund	33

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

34	Wells Fargo Special Small Cap Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

246401 11-16 SA246/SAR246 09-16

Semi-Annual Report

September 30, 2016

Wells Fargo Traditional Small Cap Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Traditional Small Cap Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Fed, European Central Bank, Bank of England, and Bank of Japan.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Traditional Small Cap Growth Fund for the six-month period that ended September 30, 2016. During this period, which began April 1, 2016, the U.S. economy displayed resilience although growth was somewhat sluggish. U.S. and international stock markets experienced heightened volatility. Despite fluctuating markets, U.S. small-, mid-, and large-cap stocks delivered positive results overall for the six-month period; small-cap stocks performed best, followed by mid- and large-cap stocks, as measured by the Russell 2000® Index,1 the Russell Midcap® Index,2 and the Russell 1000® Index,3 respectively. International stocks overall also delivered positive results for the period.

Worries over interest rates and the U.K.’s Brexit vote largely drove markets during the second quarter of 2016.

U.S. stocks began the quarter in positive territory but started to lose steam in early May on worries that a possible June interest-rate increase by the Federal Reserve (Fed) could hurt the market. In mid-May, stocks briefly plunged following comments by Fed officials noting that a June interest-rate increase remained on the table. But once investors had processed this information, stocks again rallied, finishing up for the month. The first three weeks of June brought heightened volatility, spurred largely by a disappointing jobs report and uncertainty over whether the U.K. would remain in the E.U. The U.K.’s Brexit vote on June 23 shocked countries in Europe and much of the rest of the world. Stock markets fell as investors worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rallied as investors seemed to decide that any negative effects would be more localized and not create a serious risk for global growth. By quarter-end, the broad U.S. stock market had moved back into positive territory.

U.S. stocks delivered generally positive results in the third quarter of 2016.

The rally in U.S. stocks continued into early July 2016. U.S. stocks then generally continued to move upward at a more moderate pace, reaching a quarterly peak in August before the upward momentum started to lose some steam. Markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Fed, European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. Although many U.S. investors had doubted the Fed would increase interest rates in September, hawkish comments by several Fed officials early that month raised concerns, sending stock and bond prices downward. However, immediately following the Fed’s September 20 meeting, stocks surged on news that the Fed had decided to leave short-term interest rates unchanged for the time being and had signaled its intention to increase rates by year-end. The Fed also lowered its estimates for long-term economic growth and adjusted its anticipated pace of future rate increases. U.S. small-cap stocks in particular benefited from a renewed investor focus on fundamentals and from healthy merger and acquisition activity.

[1]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[2]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. You cannot invest directly in an index.

[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Traditional Small Cap Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Alexi Makkas

Average annual total returns (%) as of September 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EGWAX)	6-5-1995	0.47	11.94	6.12	6.63	13.27	6.75	1.48	1.33
Class C (EGWCX)	7-30-2010	4.83	12.42	5.95	5.83	12.42	5.95	2.23	2.08
Administrator Class (EGWDX)	7-30-2010	–	–	–	6.80	13.44	6.86	1.40	1.20
Institutional Class (EGRYX)	11-19-1997	–	–	–	7.04	13.67	7.08	1.15	0.98
Russell 2000® Growth Index[4]	–	–	–	–	12.12	16.15	8.29	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	5

Ten largest holdings (%) as of September 30, 2016[5]
Euronet Worldwide Incorporated	3.66
Stewart Information Services Corporation	3.08
Generac Holdings Incorporated	2.90
Methode Electronics Incorporated	2.52
PTC Incorporated	2.46
Motorcar Parts of America Incorporated	2.45
Wageworks Incorporated	2.40
Charles River Laboratories International Incorporated	2.31
Cimpress NV	2.16
SPDR S&P Biotech ETF	2.12

Sector distribution as of September 30, 2016[6]

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Growth Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through July 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Traditional Small Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2016	Ending account value 9-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,095.44	$6.97	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.71	1.33%
Class C
Actual	$1,000.00	$1,091.80	$10.88	2.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.60	$10.48	2.08%
Administrator Class
Actual	$1,000.00	$1,097.07	$6.29	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Institutional Class
Actual	$1,000.00	$1,098.23	$5.14	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.95	0.98%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	7

Security name	Shares	Value

Common Stocks: 90.82%

Consumer Discretionary: 14.50%

Auto Components: 4.35%
Cooper-Standard Holdings Incorporated †	18,000	$1,778,400
Motorcar Parts of America Incorporated †	80,000	2,302,400

		4,080,800

Hotels, Restaurants & Leisure: 6.31%
BJ’s Restaurants Incorporated †	22,500	799,875
Boyd Gaming Corporation †	25,000	486,283
ClubCorp Holdings Incorporated	120,000	1,736,400
Papa John’s International Incorporated	14,000	1,103,900
Sonic Corporation	43,000	1,125,740
Zoe’s Kitchen Incorporated «†	30,000	665,700

		5,917,898

Internet & Direct Marketing Retail: 1.90%
Shutterfly Incorporated †	40,000	1,785,600

Leisure Products: 1.94%
Nautilus Group Incorporated †	80,000	1,817,600

Consumer Staples: 0.92%

Food Products: 0.92%
Freshpet Incorporated «†	100,000	865,000

Energy: 0.95%

Energy Equipment & Services: 0.95%
Aspen Aerogels Incorporated †	150,000	894,000

Financials: 7.20%

Consumer Finance: 0.98%
Green Dot Corporation Class A †	40,000	922,400

Insurance: 3.08%
Stewart Information Services Corporation	65,000	2,889,250

Thrifts & Mortgage Finance: 3.14%
Bofi Holding Incorporated «†	88,000	1,971,200
LendingTree Incorporated «†	10,000	969,100

		2,940,300

Health Care: 19.08%

Biotechnology: 4.11%
ACADIA Pharmaceuticals Incorporated «†	10,000	318,100
AMAG Pharmaceuticals Incorporated †	47,000	1,151,970
Emergent BioSolutions Incorporated †	15,000	472,950
Ligand Pharmaceuticals Incorporated «†	7,000	714,420

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments—September 30, 2016 (unaudited)

Security name	Shares	Value

Biotechnology (continued)
Repligen Corporation †	33,000	$996,270
Tesaro Incorporated «†	2,000	200,480

		3,854,190

Health Care Equipment & Supplies: 4.51%
Globus Medical Incorporated †	60,000	1,354,200
Inogen Incorporated †	20,000	1,198,000
NxStage Medical Incorporated †	20,000	499,800
Zeltiq Aesthetics Incorporated «†	30,000	1,176,600

		4,228,600

Health Care Providers & Services: 3.08%
Surgical Care Affiliates Incorporated †	40,000	1,950,400
Ensign Group Incorporated	46,800	942,084

		2,892,484

Health Care Technology: 1.48%
Medidata Solutions Incorporated †	25,000	1,394,000

Life Sciences Tools & Services: 2.31%
Charles River Laboratories International Incorporated †	26,000	2,166,840

Pharmaceuticals: 3.59%
Horizon Pharma plc †	65,000	1,178,450
Intersect ENT Incorporated †	85,000	1,346,400
TherapeuticsMD Incorporated «†	123,700	842,397

		3,367,247

Industrials: 15.09%

Air Freight & Logistics: 1.72%
Echo Global Logistics Incorporated †	70,000	1,614,200

Commercial Services & Supplies: 3.38%
Deluxe Corporation	10,000	668,105
Healthcare Services Group Incorporated	25,000	989,500
Mobile Mini Incorporated	50,000	1,510,000

		3,167,605

Electrical Equipment: 2.90%
Generac Holdings Incorporated †	75,000	2,722,500

Machinery: 3.71%
Actuant Corporation Class A	10,000	232,400
Franklin Electric Company Incorporated	43,000	1,750,530
Rexnord Corporation †	70,000	1,498,700

		3,481,630

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	9

Security name	Shares	Value

Professional Services: 2.40%
Wageworks Incorporated †	37,020	$2,254,888

Trading Companies & Distributors: 0.98%
H&E Equipment Services Incorporated	55,000	921,800

Information Technology: 30.54%

Communications Equipment: 0.84%
NETGEAR Incorporated †	13,000	786,370

Electronic Equipment, Instruments & Components: 4.47%
II-VI Incorporated †	25,000	608,250
Littelfuse Incorporated	9,500	1,223,695
Methode Electronics Incorporated	67,500	2,360,475

		4,192,420

Internet Software & Services: 4.08%
Cimpress NV «†	20,000	2,023,600
LogMeIn Incorporated †	20,000	1,807,800

		3,831,400

IT Services: 6.84%
Blackhawk Network Incorporated †	63,000	1,900,710
Euronet Worldwide Incorporated †	42,000	3,436,860
WEX Incorporated †	10,000	1,080,900

		6,418,470

Semiconductors & Semiconductor Equipment: 5.03%
Advanced Energy Industries Incorporated †	21,000	993,720
Integrated Device Technology Incorporated †	50,000	1,155,000
Monolithic Power Systems Incorporated	20,000	1,610,000
Tessera Technologies Incorporated	25,000	961,000

		4,719,720

Software: 9.28%
Bottomline Technologies (de) Incorporated †	30,000	699,300
Ellie Mae Incorporated †	5,000	526,500
Fleetmatics Group plc †	17,212	1,032,376
Guidewire Software Incorporated †	22,000	1,319,560
PTC Incorporated †	52,000	2,304,120
Rapid7 Incorporated «†	100,000	1,765,000
Silver Spring Networks Incorporated †	55,000	779,900
Ultimate Software Group Incorporated †	1,374	280,832

		8,707,588

Materials: 2.54%

Construction Materials: 1.66%
Summit Materials Incorporated Class A †	84,150	1,560,982

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Traditional Small Cap Growth Fund	Portfolio of investments—September 30, 2016 (unaudited)

Security name		Shares	Value

Metals & Mining: 0.88%
Carpenter Technology Corporation		20,000	$825,200

Total Common Stocks (Cost $77,169,680)			85,220,982

Exchange-Traded Funds: 2.12%
SPDR S&P Biotech ETF «		30,000	1,988,700

Total Exchange-Traded Funds (Cost $2,009,741)			1,988,700

	Yield
Short-Term Investments: 18.05%

Investment Companies: 18.05%
Securities Lending Cash Investments LLC (l)(r)(u)	0.65%	10,067,053	10,067,053
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.34	6,867,422	6,867,422

Total Short-Term Investments (Cost $16,934,475)			16,934,475

Total investments in securities (Cost $96,113,896) *	110.99%	104,144,157
Other assets and liabilities, net	(10.99)	(10,314,231)

Total net assets	100.00%	$93,829,926

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $97,052,606 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,023,567
Gross unrealized losses	(5,932,016)

Net unrealized gains	$7,091,551

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2016 (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	11

Assets
Investments
In unaffiliated securities (including $9,887,020 of securities loaned), at value (cost $79,179,421)	$87,209,682
In affiliated securities, at value (cost $16,934,475)	16,934,475

Total investments, at value (cost $96,113,896)	104,144,157
Receivable for investments sold	1,778,171
Receivable for Fund shares sold	3,062
Receivable for dividends	7,508
Receivable for securities lending income	8,293
Prepaid expenses and other assets	47,839

Total assets	105,989,030

Liabilities
Payable for investments purchased	1,623,163
Payable for Fund shares redeemed	327,765
Payable upon receipt of securities loaned	10,067,053
Management fee payable	55,772
Distribution fee payable	122
Administration fees payable	16,738
Accrued expenses and other liabilities	68,491

Total liabilities	12,159,104

Total net assets	$93,829,926

NET ASSETS CONSIST OF
Paid-in capital	$82,581,609
Accumulated net investment loss	(503,493)
Accumulated net realized gains on investments	3,721,549
Net unrealized gains on investments	8,030,261

Total net assets	$93,829,926

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$83,225,268
Shares outstanding – Class A1	6,303,826
Net asset value per share – Class A	$13.20
Maximum offering price per share – Class A2	$14.01
Net assets – Class C	$180,672
Shares outstanding – Class C1	14,747
Net asset value per share – Class C	$12.25
Net assets – Administrator Class	$2,223,719
Shares outstanding – Administrator Class[1]	152,564
Net asset value per share – Administrator Class	$14.58
Net assets – Institutional Class	$8,200,267
Shares outstanding – Institutional Class[1]	551,590
Net asset value per share – Institutional Class	$14.87

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Traditional Small Cap Growth Fund	Statement of operations—six months ended September 30, 2016 (unaudited)

Investment income
Dividends	$210,545
Securities lending income, net	49,007
Income from affiliated securities	4,912

Total investment income	264,464

Expenses
Management fee	406,709
Administration fees
Class A	88,652
Class C	185
Administrator Class	1,493
Institutional Class	5,715
Shareholder servicing fees
Class A	105,538
Class C	220
Administrator Class	2,872
Distribution fee
Class C	660
Custody and accounting fees	8,401
Professional fees	25,746
Registration fees	29,795
Shareholder report expenses	16,940
Trustees’ fees and expenses	8,673
Other fees and expenses	3,509

Total expenses	705,108
Less: Fee waivers and/or expense reimbursements	(84,949)

Net expenses	620,159

Net investment loss	(355,695)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	4,871,829
Net change in unrealized gains (losses) on investments	4,133,500

Net realized and unrealized gains (losses) on investments	9,005,329

Net increase in net assets resulting from operations	$8,649,634

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Traditional Small Cap Growth Fund	13

	Six months ended September 30, 2016 (unaudited)		Year ended March 31, 2016

Operations
Net investment loss		$(355,695)		$(835,586)
Net realized gains on investments		4,871,829		16,977,555
Net change in unrealized gains (losses) on investments		4,133,500		(32,455,316)

Net increase (decrease) in net assets resulting from operations		8,649,634		(16,313,347)

Distributions to shareholders from
Net realized gains
Class A		0		(21,823,283)
Class C		0		(43,293)
Administrator Class		0		(612,282)
Institutional Class		0		(2,120,374)

Total distributions to shareholders		0		(24,599,232)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	32,505	405,939	205,629	2,995,422
Class C	1,038	12,169	3,267	48,895
Administrator Class	4,707	65,806	41,278	790,645
Institutional Class	60,190	866,968	170,790	2,840,853

		1,350,882		6,675,815

Reinvestment of distributions
Class A	0	0	1,707,521	20,985,437
Class C	0	0	3,346	38,407
Administrator Class	0	0	44,979	609,919
Institutional Class	0	0	128,519	1,773,561

		0		23,407,324

Payment for shares redeemed
Class A	(712,052)	(8,926,859)	(1,788,888)	(27,309,379)
Class C	(740)	(8,919)	(5,663)	(84,188)
Administrator Class	(33,659)	(459,171)	(65,656)	(1,048,305)
Institutional Class	(171,683)	(2,469,984)	(236,206)	(3,918,807)

		(11,864,933)		(32,360,679)

Net decrease in net assets resulting from capital share transactions		(10,514,051)		(2,277,540)

Total decrease in net assets		(1,864,417)		(43,190,119)

Net assets
Beginning of period		95,694,343		138,884,462

End of period		$93,829,926		$95,694,343

Accumulated net investment loss		$(503,493)		$(147,798)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Traditional Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
CLASS A		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$12.05	$18.04	$20.37	$23.11	$17.08	$15.31	$14.31
Net investment loss	(0.05)[2]	(0.12)[2]	(0.18)	(0.09)[2]	(0.11)[2]	(0.11)[2]	(0.16)[2]
Net realized and unrealized gains (losses) on investments	1.20	(2.13)	1.33	0.96	6.34	1.88	1.16

Total from investment operations	1.15	(2.25)	1.15	0.87	6.23	1.77	1.00
Distributions to shareholders from
Net realized gains	0.00	(3.74)	(3.48)	(3.61)	(0.20)	0.00	0.00
Net asset value, end of period	$13.20	$12.05	$18.04	$20.37	$23.11	$17.08	$15.31
Total return[3]	9.54%	(12.86)%	6.77%	4.14%	36.98%	11.56%	6.99%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.50%	1.47%	1.54%	1.48%	1.48%	1.43%
Net expenses	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Net investment loss	(0.78)%	(0.74)%	(0.87)%	(1.04)%	(0.58)%	(0.69)%	(0.96)%
Supplemental data
Portfolio turnover rate	35%	123%	73%	36%	77%	57%	123%
Net assets, end of period (000s omitted)	$83,225	$84,139	$123,712	$141,446	$141,933	$119,490	$123,063

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Traditional Small Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
CLASS C		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$11.22	$17.21	$19.73	$22.56	$16.80	$15.18	$14.29
Net investment loss	(0.08)	(0.18)	(0.29)[2]	(0.15)[2]	(0.26)	(0.25)	(0.27)[2]
Net realized and unrealized gains (losses) on investments	1.11	(2.07)	1.25	0.93	6.22	1.87	1.16

Total from investment operations	1.03	(2.25)	0.96	0.78	5.96	1.62	0.89
Distributions to shareholders from
Net realized gains	0.00	(3.74)	(3.48)	(3.61)	(0.20)	0.00	0.00
Net asset value, end of period	$12.25	$11.22	$17.21	$19.73	$22.56	$16.80	$15.18
Total return[3]	9.18%	(13.55)%	5.98%	3.85%	35.92%	10.74%	6.16%
Ratios to average net assets (annualized)
Gross expenses	2.26%	2.25%	2.22%	2.30%	2.23%	2.23%	2.18%
Net expenses	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Net investment loss	(1.53)%	(1.49)%	(1.61)%	(1.81)%	(1.36)%	(1.44)%	(1.72)%
Supplemental data
Portfolio turnover rate	35%	123%	73%	36%	77%	57%	123%
Net assets, end of period (000s omitted)	$181	$162	$232	$403	$150	$116	$115

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Traditional Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
ADMINISTRATOR CLASS		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$13.29	$19.44	$21.65	$24.33	$17.94	$16.06	$14.99
Net investment loss	(0.05)[2]	(0.10)[2]	(0.15)[2]	(0.08)[2]	(0.09)[2]	(0.09)[2]	(0.14)[2]
Net realized and unrealized gains (losses) on investments	1.34	(2.31)	1.42	1.01	6.68	1.97	1.21

Total from investment operations	1.29	(2.41)	1.27	0.93	6.59	1.88	1.07
Distributions to shareholders from
Net realized gains	0.00	(3.74)	(3.48)	(3.61)	(0.20)	0.00	0.00
Net asset value, end of period	$14.58	$13.29	$19.44	$21.65	$24.33	$17.94	$16.06
Total return[3]	9.71%	(12.76)%	6.93%	4.18%	37.21%	11.71%	7.14%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.39%	1.29%	1.32%	1.26%	1.26%	1.23%
Net expenses	1.20%	1.20%	1.19%	1.19%	1.17%	1.17%	1.19%
Net investment loss	(0.65)%	(0.61)%	(0.73)%	(0.90)%	(0.43)%	(0.54)%	(0.83)%
Supplemental data
Portfolio turnover rate	35%	123%	73%	36%	77%	57%	123%
Net assets, end of period (000s omitted)	$2,224	$2,413	$3,128	$3,896	$3,882	$3,063	$3,413

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Traditional Small Cap Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31			Year ended October 31
INSTITUTIONAL CLASS		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$13.54	$19.69	$21.84	$24.50	$18.03	$16.11	$15.01
Net investment income (loss)	(0.03)[2]	(0.07)[2]	(0.11)[2]	(0.07)[2]	0.00 [2,3]	(0.06)[2]	(0.10)
Net realized and unrealized gains (losses) on investments	1.36	(2.34)	1.44	1.02	6.67	1.98	1.20

Total from investment operations	1.33	(2.41)	1.33	0.95	6.67	1.92	1.10
Distributions to shareholders from
Net realized gains	0.00	(3.74)	(3.48)	(3.61)	(0.20)	0.00	0.00
Net asset value, end of period	$14.87	$13.54	$19.69	$21.84	$24.50	$18.03	$16.11
Total return[4]	9.82%	(12.58)%	7.16%	4.29%	37.42%	11.92%	7.33%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.14%	1.04%	1.10%	1.04%	1.05%	1.00%
Net expenses	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Net investment income (loss)	(0.43)%	(0.39)%	(0.52)%	(0.69)%	0.01%	(0.35)%	(0.61)%
Supplemental data
Portfolio turnover rate	35%	123%	73%	36%	77%	57%	123%
Net assets, end of period (000s omitted)	$8,200	$8,980	$11,812	$17,086	$17,997	$43,160	$71,493

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Traditional Small Cap Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Traditional Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	19

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2016, the Fund had a qualified late-year ordinary loss of $135,230 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20	Wells Fargo Traditional Small Cap Growth Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$13,601,898	$0	$0	$13,601,898
Consumer staples	865,000	0	0	865,000
Energy	894,000	0	0	894,000
Financials	6,751,950	0	0	6,751,950
Health care	17,903,361	0	0	17,903,361
Industrials	14,162,623	0	0	14,162,623
Information technology	28,655,968	0	0	28,655,968
Materials	2,386,182	0	0	2,386,182

Exchange-traded funds	1,988,700	0	0	1,988,700

Short-term investments
Investment companies	6,867,422	0	0	6,867,422
Investments measured at net asset value*				10,067,053
Total assets	$94,077,104	$0	$0	$104,144,157

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $10,067,053 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase. For the six months ended September 30, 2016, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Notes to financial statements (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	21

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.33% for Class A shares, 2.08% for Class C shares, 1.20% for Administrator Class shares, and 0.98% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2016 Funds Distributor received $325 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2016 were $31,507,566 and $44,564,758, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended September 30, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Traditional Small Cap Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo Traditional Small Cap Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016[3]	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	25

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Traditional Small Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

26	Wells Fargo Traditional Small Cap Growth Fund	Other information (unaudited)

The Board noted that the performance of the Fund (Class A) was lower than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2000® Growth Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods noted above. The Board took note of the explanations for the relative underperformance in these periods, including with respect to market factors and investment decisions that affected the Fund’s performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than, equal to, or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such

Other information (unaudited)	Wells Fargo Traditional Small Cap Growth Fund	27

as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

28	Wells Fargo Traditional Small Cap Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

246402 11-16 SA247/SAR247 09-16

Semi-Annual Report

September 30, 2016

Wells Fargo Precious Metals Fund

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The views expressed and any forward-looking statements are as of September 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Precious Metals Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Precious Metals Fund for the six-month period that ended September 30, 2016. During this period, which began April 1, 2016, the U.S. economy displayed resilience, although growth was somewhat sluggish. U.S. and international stock markets experienced heightened volatility. For the period, U.S. stocks returned 6.40%, as measured by the S&P 500 Index,1 and international stocks returned 6.22%, as measured by the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net).2 Also during the period, the price of gold rose 6.19% while gold mine stocks appreciated 29.79%, as measured by the FTSE Gold Mines Index.3

Worries over interest rates and the U.K.’s vote largely drove the markets during the second quarter of 2016.

U.S. stocks began the quarter in positive territory but started to lose steam in early May on worries that a possible June interest-rate increase by the Federal Reserve (Fed) could hurt the market. In mid-May, stocks briefly plunged following comments by Fed officials noting that a June interest-rate increase remained on the table. But once investors had processed this information, stocks again rallied, finishing up for the month. The first three weeks of June brought heightened volatility, spurred largely by a disappointing jobs report and uncertainty over whether the U.K. would remain in the European Union (E.U.). The U.K.’s Brexit vote on June 23 shocked countries in Europe and much of the rest of the world. Stock markets fell as investors worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rallied as investors seemed to decide that any negative effects would be more localized and not create a serious risk for global growth. By quarter-end, the broad U.S. stock market had moved back into positive territory.

U.S. stocks delivered generally positive results in the third quarter of 2016.

The rally in U.S. stocks continued into early July 2016. U.S. stocks then generally continued to move upward at a more moderate pace, reaching a quarterly peak in August before the upward momentum started to lose some steam. Markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Fed, European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. Although many U.S. investors had doubted the Fed would increase interest rates in September, hawkish comments by several Fed officials in early September raised concerns, sending stock and bond prices downward. However, immediately following the Fed’s September 20 meeting, stocks surged on news that the Fed had decided to leave short-term interest rates unchanged for the time being and had signaled its intention to make a rate increase by year-end. The Fed also lowered its estimates

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Precious Metals Fund	3

for long-term economic growth and adjusted its anticipated pace of future rate increases. U.S. small-cap stocks in particular benefited from a renewed investor focus on fundamentals and from healthy merger and acquisition activity.

Gold and gold stocks advanced in the second quarter of 2016 and lost ground in the third quarter.

In the second quarter of 2016, the price of gold advanced close to 7%. For the first two months of the quarter, gold-price fluctuations were based largely on speculation about Fed actions. However, gold gained favor in June following news of disappointing U.S. jobs data and the U.K.’s Brexit vote; these uncertainties contributed to investors’ increased demand for the metal based on its perceived safe-haven status. Gold stocks meanwhile surged 38% in the second quarter; gold stocks historically have overshot movements in underlying gold prices. The appeal of gold stocks was amplified by increased recognition that many gold-mining companies have become more efficient. In the third quarter, however, gold prices were virtually flat, falling 0.27%, while gold stocks fell 6.00%; investors’ anticipation that continued uncertainty would lead to higher prices for gold and higher share prices for gold stocks waned during the last several months of the reporting period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Gold and gold stocks advanced in the second quarter of 2016 and lost ground in the third quarter.

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Precious Metals Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael Bradshaw, CFA®

Oleg Makhorine

Average annual total returns (%) as of September 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKWAX)	1-20-1998	73.76	(11.43)	1.00	84.33	(10.38)	1.60	1.22	1.09
Class B (EKWBX)*	1-30-1978	78.10	(11.38)	1.08	83.10	(11.04)	1.08	1.97	1.84
Class C (EKWCX)	1-29-1998	81.97	(11.05)	0.85	82.97	(11.05)	0.85	1.97	1.84
Administrator Class (EKWDX)	7-30-2010	–	–	–	84.56	(10.26)	1.73	1.14	0.95
Institutional Class (EKWYX)	2-29-2000	–	–	–	84.74	(10.11)	1.90	0.89	0.79
FTSE Gold Mines Index[4]	–	–	–	–	105.31	(12.19)	(1.35)	–	–
S&P 500 Index[5]	–	–	–	–	15.43	16.37	7.24	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in precious metals related stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Funds that concentrate their investments in limited sectors, such as gold-related investments, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, geographic, non-diversification risk, smaller-company securities risk, and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Precious Metals Fund	5

Ten largest holdings (%) as of September 30, 2016[6]
Randgold Resources Limited ADR	8.74
Newmont Mining Corporation	6.77
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	5.23
Fresnillo plc	4.55
Royal Gold Incorporated	4.39
Tahoe Resources Incorporated	4.28
Gold Bullion	4.20
Detour Gold Corporation	4.07
Kinross Gold Corporation	4.07
Barrick Gold Corporation	3.90

Country allocation as of September 30, 2016[7]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior July 19, 2010, is based on the Fund’s predecessor Evergreen Precious Metals Fund.

[2]	Reflect the expense ratios as stated in the most recent prospectuses. The expense ratios are subject to change and may differ from the annualized expense ratio shown in the financial highlights of this report.

[3]	The manager has contractually committed through July 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, fees and expenses of its wholly-owned subsidiary, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. You cannot invest directly in an index.

[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Precious Metals Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2016	Ending account value 9-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,315.00	$6.33	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.52	1.09%
Class B
Actual	$1,000.00	$1,311.53	$10.63	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.80	$9.27	1.84%
Class C
Actual	$1,000.00	$1,310.31	$10.63	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.80	$9.27	1.84%
Administrator Class
Actual	$1,000.00	$1,315.65	$5.50	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%
Institutional Class
Actual	$1,000.00	$1,316.17	$4.57	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	$3.99	0.79%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Consolidated portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Precious Metals Fund	7

Security name	Shares	Value

Common Stocks: 93.31%

Australia: 3.06%
Newcrest Mining Limited (Materials, Metals & Mining)	888,440	$14,996,979

Canada: 60.56%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	266,370	14,405,238
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	1,896,300
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	475,164	25,744,386
Alamos Gold Incorporated Class A (Materials, Metals & Mining)	1,588,980	13,080,517
B2Gold Corporation (Materials, Metals & Mining) †	6,390,000	16,754,907
Barrick Gold Corporation (Materials, Metals & Mining)	1,084,083	19,209,951
Centerra Gold Incorporated (Materials, Metals & Mining)	210,000	1,150,882
Centerra Gold Incorporated (Materials, Metals & Mining) 144A	350,000	1,918,137
Detour Gold Corporation (Materials, Metals & Mining) †	921,057	20,036,561
Detour Gold Corporation (Materials, Metals & Mining) †144A	525,000	11,420,786
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining) (i)	90,000	1,957,849
Eldorado Gold Corporation (Materials, Metals & Mining) †	3,026,044	11,901,663
Entree Gold Incorporated-Legend Shares (Materials, Metals & Mining) †	301,709	81,640
Exeter Resource Corporation-Legend Shares (Materials, Metals & Mining) †(i)	585,000	758,032
Franco-Nevada Corporation (Materials, Metals & Mining) 144A	142,948	9,987,129
Franco-Nevada Corporation (Materials, Metals & Mining)	72,000	5,030,314
Goldcorp Incorporated (Materials, Metals & Mining)	757,254	12,496,322
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	446,694	7,379,385
Kinross Gold Corporation (Materials, Metals & Mining) †	4,750,553	20,024,054
Mag Silver Corporation (Materials, Metals & Mining) †	830,000	12,507,413
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining)	100,000	1,506,917
Osisko Gold Royalties Limited (Materials, Metals & Mining)	366,700	4,013,729
Platinum Group Metals Limited (Materials, Metals & Mining)	305,000	841,572
Platinum Group Metals Limited-Legend Shares (Materials, Metals & Mining) †	80,000	220,740
Platinum Group Metals Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining) †	144,000	394,560
Semafo Incorporated (Materials, Metals & Mining) †	4,060,400	16,898,345
Silver Wheaton Corporation (Materials, Metals & Mining)	12,950	349,821
Silver Wheaton Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	605,000	16,353,150
Tahoe Resources Incorporated (Materials, Metals & Mining)	1,644,820	21,087,597
Tahoe Resources Incorporated-Legend Shares (Materials, Metals & Mining)	280,000	3,589,771
Torex Gold Resources Incorporated (Materials, Metals & Mining) †144A(i)	266,250	5,759,499
Torex Gold Resources Incorporated (Materials, Metals & Mining) †	330,000	7,138,534
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining) †(i)	185,000	4,001,906
Yamana Gold Incorporated (Materials, Metals & Mining)	1,062,731	4,576,722
Yamana Gold Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	640,537	2,760,714

		297,235,043

Peru: 0.44%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining) †	154,644	2,140,273

South Africa: 3.81%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining) †	1,175,591	18,715,409

United Kingdom: 14.24%
Fresnillo plc (Materials, Metals & Mining)	955,000	22,408,228
Hochschild Mining plc (Materials, Metals & Mining)	1,186,470	4,458,940
Randgold Resources Limited ADR (Materials, Metals & Mining)	430,000	43,030,100

		69,897,268

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Precious Metals Fund	Consolidated portfolio of investments—September 30, 2016 (unaudited)

Security name		Shares	Value

United States: 11.20%
Newmont Mining Corporation (Materials, Metals & Mining)		848,455	$33,335,797
Royal Gold Incorporated (Materials, Metals & Mining)		279,436	21,636,729

			54,972,526

Total Common Stocks (Cost $302,739,199)			457,957,498

		Troy ounces
Commodities: 4.21%
Gold Bullion †**		8,669	20,674,757

Total Commodities (Cost $9,550,295)			20,674,757

	Yield	Shares
Short-Term Investments: 2.83%

Investment Companies: 2.83%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.34%	13,854,773	13,854,773

Total Short-Term Investments (Cost $13,854,773)			13,854,773

Total investments in securities (Cost $326,144,267) *	100.35%	492,487,028
Other assets and liabilities, net	(0.35)	(1,693,873)

Total net assets	100.00%	$490,793,155

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security

**	Represents an investment held in Wells Fargo Special Investments (Cayman) SPC, the consolidated entity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $345,544,618 and unrealized gains (losses) consists of:

Gross unrealized gains	$188,980,263
Gross unrealized losses	(42,037,853)

Net unrealized gains	$146,942,410

The accompanying notes are an integral part of these financial statements.

Consolidated statement of assets and liabilities—September 30, 2016 (unaudited)	Wells Fargo Precious Metals Fund	9

Assets
Investments
In unaffiliated securities, at value (cost $302,739,199)	$457,957,498
In commodities, at value ($9,550,295)	20,674,757
In affiliated securities, at value (cost $13,854,773)	13,854,773

Total investments, at value (cost $326,144,267)	492,487,028
Cash	28,912
Foreign currency, at value (cost $586,311)	585,535
Receivable for investments sold	661,460
Receivable for Fund shares sold	1,651,900
Receivable for dividends	156,286
Prepaid expenses and other assets	91,284

Total assets	495,662,405

Liabilities
Payable for investments purchased	3,418,870
Payable for Fund shares redeemed	843,112
Management fee payable	251,392
Distribution fees payable	46,179
Administration fees payable	83,816
Accrued expenses and other liabilities	225,881

Total liabilities	4,869,250

Total net assets	$490,793,155

NET ASSETS CONSIST OF
Paid-in capital	$497,760,122
Undistributed net investment income	641,929
Accumulated net realized losses on investments	(173,951,612)
Net unrealized gains on investments	166,342,716

Total net assets	$490,793,155

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$304,602,793
Shares outstanding – Class A1	7,077,819
Net asset value per share – Class A	$43.04
Maximum offering price per share – Class A2	$45.67
Net assets – Class B	$1,203,750
Shares outstanding – Class B1	31,112
Net asset value per share – Class B	$38.69
Net assets – Class C	$67,290,515
Shares outstanding – Class C1	1,765,106
Net asset value per share – Class C	$38.12
Net assets – Administrator Class	$24,030,879
Shares outstanding – Administrator Class[1]	553,827
Net asset value per share – Administrator Class	$43.39
Net assets – Institutional Class	$93,665,218
Shares outstanding – Institutional Class[1]	2,143,137
Net asset value per share – Institutional Class	$43.70

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Precious Metals Fund	Consolidated statement of operations—six months ended September 30, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $109,575)	$995,680
Income from affiliated securities	24,227

Total investment income	1,019,907

Expenses
Management fee	1,596,404
Administration fees
Class A	327,115
Class B	1,689
Class C	71,808
Administrator Class	14,417
Institutional Class	57,723
Shareholder servicing fees
Class A	389,423
Class B	2,011
Class C	85,486
Administrator Class	27,724
Distribution fees
Class B	6,033
Class C	256,457
Custody and accounting fees	29,984
Professional fees	29,974
Registration fees	47,547
Shareholder report expenses	31,289
Trustees’ fees and expenses	9,124
Other fees and expenses	15,197

Total expenses	2,999,405
Less: Fee waivers and/or expense reimbursements	(190,161)

Net expenses	2,809,244

Net investment loss	(1,789,337)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on investments	(6,482,682)

Net change in unrealized gains (losses) on:
Unaffiliated securities	122,094,360
Commodities	1,358,327

Net change in unrealized gains (losses) on investments	123,452,687

Net realized and unrealized gains (losses) on investments	116,970,005

Net increase in net assets resulting from operations	$115,180,668

The accompanying notes are an integral part of these financial statements.

Consolidated statement of changes in net assets	Wells Fargo Precious Metals Fund	11

	Six months ended September 30, 2016 (unaudited)		Year ended March 31, 2016

Operations
Net investment loss		$(1,789,337)		$(937,574)
Net realized losses on investments		(6,482,682)		(15,594,137)
Net change in unrealized gains (losses) on investments		123,452,687		55,876,759

Net increase in net assets resulting from operations		115,180,668		39,345,048

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,879,232	79,860,434	2,573,064	68,840,471
Class B	0	0	564	12,571
Class C	136,145	5,180,810	240,087	5,729,445
Administrator Class	282,569	12,153,273	339,710	9,337,859
Institutional Class	973,863	42,239,357	1,329,839	35,409,488

		139,433,874		119,329,834

Payment for shares redeemed
Class A	(2,020,624)	(86,201,536)	(2,647,478)	(70,141,452)
Class B	(21,426)	(819,096)	(54,779)	(1,360,269)
Class C	(179,985)	(6,751,889)	(705,445)	(16,527,142)
Administrator Class	(217,318)	(8,601,055)	(602,465)	(15,285,251)
Institutional Class	(642,136)	(28,225,688)	(985,059)	(26,874,701)

		(130,599,264)		(130,188,815)

Net increase (decrease) in net assets resulting from capital share transactions		8,834,610		(10,858,981)

Total increase in net assets		124,015,278		28,486,067

Net assets
Beginning of period		366,777,877		338,291,810

End of period		$490,793,155		$366,777,877

Undistributed net investment income		$641,929		$2,431,266

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Precious Metals Fund	Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31
CLASS A		2016	2015	2014[1]	2013[1]	2012[1]
Net asset value, beginning of period	$32.73	$28.99	$36.65	$53.59	$70.30	$85.64
Net investment income (loss)	(0.11)	(0.05)	(0.11)[2]	0.05 [2]	(0.01)[2]	(0.19)[2]
Net realized and unrealized gains (losses) on investments	10.42	3.79	(7.55)	(16.78)	(14.47)	(13.39)

Total from investment operations	10.31	3.74	(7.66)	(16.73)	(14.48)	(13.58)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(1.27)
Net realized gains	0.00	0.00	0.00	(0.21)	(2.23)	(0.49)

Total distributions to shareholders	0.00	0.00	0.00	(0.21)	(2.23)	(1.76)
Net asset value, end of period	$43.04	$32.73	$28.99	$36.65	$53.59	$70.30
Total return[3]	31.50%	12.90%	(20.90)%	(31.17)%	(21.14)%	(15.95)%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.23%	1.23%	1.22%	1.18%	1.14%
Net expenses	1.09%	1.10%	1.10%	1.09%	1.09%	1.09%
Net investment income (loss)	(0.68)%	(0.24)%	(0.30)%	0.12%	(0.02)%	(0.24)%
Supplemental data
Portfolio turnover rate	8%[4]	18%[4]	9%[4]	16%	6%	4%
Net assets, end of period (000s omitted)	$304,603	$236,310	$211,477	$300,906	$498,874	$699,773

[1]	Amounts do not reflect the consolidated financial results of its wholly-owned subsidiary.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

Consolidated financial highlights	Wells Fargo Precious Metals Fund	13

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31
CLASS B		2016	2015	2014[1]	2013[1]	2012[1]
Net asset value, beginning of period	$29.51	$26.33	$33.54	$49.44	$65.53	$79.20
Net investment loss	(0.28)[2]	(0.25)[2]	(0.36)[2]	(0.22)[2]	(0.47)[2]	(0.77)[2]
Net realized and unrealized gains (losses) on investments	9.46	3.43	(6.85)	(15.47)	(13.39)	(12.29)

Total from investment operations	9.18	3.18	(7.21)	(15.69)	(13.86)	(13.06)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.12)
Net realized gains	0.00	0.00	0.00	(0.21)	(2.23)	(0.49)

Total distributions to shareholders	0.00	0.00	0.00	(0.21)	(2.23)	(0.61)
Net asset value, end of period	$38.69	$29.51	$26.33	$33.54	$49.44	$65.53
Total return[3]	31.15%	12.08%[4]	(21.50)%	(31.68)%	(21.74)%	(16.58)%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.99%	1.98%	1.96%	1.93%	1.89%
Net expenses	1.84%	1.85%	1.85%	1.84%	1.84%	1.84%
Net investment loss	(1.45)%	(1.01)%	(1.08)%	(0.60)%	(0.78)%	(1.01)%
Supplemental data
Portfolio turnover rate	8%[5]	18%[5]	9%[5]	16%	6%	4%
Net assets, end of period (000s omitted)	$1,204	$1,550	$2,811	$7,304	$20,570	$39,046

[1]	Amounts do not reflect the consolidated financial results of its wholly-owned subsidiary.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Total return reflects adjustments to conform with generally accepted accounting principles.

[5]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Precious Metals Fund	Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31
CLASS C		2016	2015	2014[1]	2013[1]	2012[1]
Net asset value, beginning of period	$29.10	$25.97	$33.08	$48.76	$64.66	$78.43
Net investment loss	(0.27)[2]	(0.24)[2]	(0.35)[2]	(0.22)[2]	(0.46)[2]	(0.75)[2]
Net realized and unrealized gains (losses) on investments	9.29	3.37	(6.76)	(15.25)	(13.21)	(12.18)

Total from investment operations	9.02	3.13	(7.11)	(15.47)	(13.67)	(12.93)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.35)
Net realized gains	0.00	0.00	0.00	(0.21)	(2.23)	(0.49)

Total distributions to shareholders	0.00	0.00	0.00	(0.21)	(2.23)	(0.84)
Net asset value, end of period	$38.12	$29.10	$25.97	$33.08	$48.76	$64.66
Total return[3]	31.03%	12.05%	(21.49)%	(31.67)%	(21.74)%	(16.58)%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.99%	1.98%	1.97%	1.93%	1.89%
Net expenses	1.84%	1.85%	1.85%	1.84%	1.84%	1.84%
Net investment loss	(1.43)%	(0.99)%	(1.06)%	(0.62)%	(0.77)%	(0.99)%
Supplemental data
Portfolio turnover rate	8%[4]	18%[4]	9%[4]	16%	6%	4%
Net assets, end of period (000s omitted)	$67,291	$52,648	$59,074	$94,865	$191,782	$290,513

[1]	Amounts do not reflect the consolidated financial results of its wholly-owned subsidiary.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

Consolidated financial highlights	Wells Fargo Precious Metals Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2016	2015	2014[1]	2013[1]	2012[1]
Net asset value, beginning of period	$32.98	$29.17	$36.82	$53.75	$70.42	$85.70
Net investment income (loss)	(0.11)[2]	(0.03)[2]	(0.06)[2]	0.10 [2]	0.08 [2]	(0.06)[2]
Net realized and unrealized gains (losses) on investments	10.52	3.84	(7.59)	(16.82)	(14.52)	(13.41)

Total from investment operations	10.41	3.81	(7.65)	(16.72)	(14.44)	(13.47)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(1.32)
Net realized gains	0.00	0.00	0.00	(0.21)	(2.23)	(0.49)

Total distributions to shareholders	0.00	0.00	0.00	(0.21)	(2.23)	(1.81)
Net asset value, end of period	$43.39	$32.98	$29.17	$36.82	$53.75	$70.42
Total return[3]	31.56%	13.06%	(20.78)%	(31.06)%	(21.05)%	(15.81)%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.13%	1.07%	1.04%	1.01%	0.94%
Net expenses	0.95%	0.96%	0.96%	0.95%	0.95%	0.92%
Net investment income (loss)	(0.53)%	(0.10)%	(0.17)%	0.26%	0.13%	(0.08)%
Supplemental data
Portfolio turnover rate	8%[4]	18%[4]	9%[4]	16%	6%	4%
Net assets, end of period (000s omitted)	$24,031	$16,114	$21,917	$32,230	$53,142	$53,497

[1]	Amounts do not reflect the consolidated financial results of its wholly-owned subsidiary.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Precious Metals Fund	Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2016	2015	2014[1]	2013[1]	2012[1]
Net asset value, beginning of period	$33.21	$29.33	$36.96	$53.87	$70.43	$85.84
Net investment income (loss)	(0.08)[2]	0.02 [2]	0.01 [2]	0.16 [2]	0.19	0.12
Net realized and unrealized gains (losses) on investments	10.57	3.86	(7.64)	(16.86)	(14.52)	(13.45)

Total from investment operations	10.49	3.88	(7.63)	(16.70)	(14.33)	(13.33)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(1.59)
Net realized gains	0.00	0.00	0.00	(0.21)	(2.23)	(0.49)

Total distributions to shareholders	0.00	0.00	0.00	(0.21)	(2.23)	(2.08)
Net asset value, end of period	$43.70	$33.21	$29.33	$36.96	$53.87	$70.43
Total return[3]	31.62%	13.23%	(20.64)%	(30.95)%	(20.89)%	(15.64)%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.88%	0.80%	0.79%	0.75%	0.71%
Net expenses	0.79%	0.80%	0.79%	0.78%	0.75%	0.71%
Net investment income (loss)	(0.37)%	0.06%	0.03%	0.41%	0.32%	0.14%
Supplemental data
Portfolio turnover rate	8%[4]	18%[4]	9%[4]	16%	6%	4%
Net assets, end of period (000s omitted)	$93,665	$60,156	$43,014	$41,993	$59,349	$78,846

[1]	Amounts do not reflect the consolidated financial results of its wholly-owned subsidiary.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

Notes to consolidated financial statements (unaudited)	Wells Fargo Precious Metals Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Precious Metals Fund (the “Fund”) which is a non-diversified series of the Trust.

2. INVESTMENT IN SUBSIDIARY

The Fund invests in precious metals and minerals through Wells Fargo Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2016, the Subsidiary held $20,674,757 in gold bullion representing 100% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of September 30, 2016, the Fund held $20,644,458 in the Subsidiary, representing 4.21% of the Fund’s net assets.

The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.

3. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to

18	Wells Fargo Precious Metals Fund	Notes to consolidated financial statements (unaudited)

make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2016, the Fund had capital loss carryforwards which consist of $10,143,468 in short-term capital losses and $138,747,186 in long-term capital losses.

Notes to consolidated financial statements (unaudited)	Wells Fargo Precious Metals Fund	19

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

4. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Common stocks
Australia	$0	$14,996,979	$0	$14,996,979
Canada	254,217,977	43,017,066	0	297,235,043
Peru	2,140,273	0	0	2,140,273
South Africa	18,715,409	0	0	18,715,409
United Kingdom	43,030,100	26,867,168	0	69,897,268
United States	54,972,526	0	0	54,972,526

Commodities	20,674,757	0	0	20,674,757

Short-term investments
Investment companies	13,854,773	0	0	13,854,773
Total assets	$407,605,815	$84,881,213	$0	$492,487,028

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, fair value pricing was used in pricing certain foreign securities and common stocks valued at $41,864,148 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

5. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment

20	Wells Fargo Precious Metals Fund	Notes to consolidated financial statements (unaudited)

management agreement, Funds Management is entitled to receive an annual management fee starting at 0.65% and declining to 0.48% as the average daily net assets of the Fund increase. For the six months ended September 30, 2016, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

The Subsidiary has entered into a separate advisory contract with Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Funds Management a fee for its services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses before consolidation of its wholly-owned subsidiary at 1.09% for Class A shares, 1.84% for Class B shares, 1.84% for Class C shares, 0.95% for Administrator Class shares, and 0.79% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2016, Funds Distributor received $16,608 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2016 were $44,184,950 and $38,175,846, respectively. These amounts include purchases and sales transactions of the Subsidiary.

Notes to consolidated financial statements (unaudited)	Wells Fargo Precious Metals Fund	21

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended September 30, 2016, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors or geographic region. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Precious Metals Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Precious Metals Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo Precious Metals Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016[3]	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo Precious Metals Fund	25

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Precious Metals Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

26	Wells Fargo Precious Metals Fund	Other information (unaudited)

The Board noted that the performance of the Fund (Class A) was higher than the average performance of the Universe for all periods under review except the one-year period under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the FTSE Gold Mines Index, for all periods under review except the one-year period.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Precious Metals Fund	27

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

28	Wells Fargo Precious Metals Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

246403 11-16 SA316/SAR316 09-16

Semi-Annual Report

September 30, 2016

Wells Fargo Specialized Technology Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Specialized Technology Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

IT stocks sagged in the second quarter of 2016 and then surged during the third quarter.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Specialized Technology Fund for the six-month period that ended September 30, 2016. During this period, which began April 1, 2016, the U.S. economy displayed resilience, although growth was somewhat sluggish. U.S. and international stock markets experienced heightened volatility. Despite fluctuating markets, U.S. stocks, as measured by the Russell 3000® Index,1 delivered 7.14% for the six-month period; stocks within the information technology (IT) sector, as measured by the S&P North American Technology Index,2 returned 12.59%.

Worries over interest rates and the U.K.’s vote largely drove the markets during the second quarter of 2016.

U.S. stocks began the quarter in positive territory but started to lose steam in early May on worries that a possible June interest-rate increase by the U.S. Federal Reserve (Fed) could hurt the market. In mid-May, stocks briefly plunged following comments by Fed officials noting that a June interest-rate increase remained on the table. But once investors had processed this information, stocks again rallied, finishing up for the month. The first three weeks of June brought heightened volatility, spurred largely by a disappointing jobs report and uncertainty over whether the U.K. would remain in the European Union (E.U.). The U.K.’s Brexit vote on June 23 shocked countries in Europe and much of the rest of the world. Stock markets fell as investors worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rallied as investors seemed to decide that any negative effects would be more localized and not create a serious risk for global growth. By quarter-end, the broad U.S. stock market had moved back into positive territory.

U.S. stocks delivered generally positive results in the third quarter of 2016.

The rally in U.S. stocks continued into early July 2016. U.S. stocks then generally continued to move upward at a more moderate pace, reaching a quarterly peak in August before the upward momentum started to lose some steam. Markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Fed, European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. Although many U.S. investors had doubted the Fed would increase interest rates in September, hawkish comments by several Fed officials in early September raised concerns, sending stock and bond prices downward. However, immediately following the Fed’s September 20 meeting, stocks surged on news that the Fed had decided to leave short-term interest rates unchanged for the time being and had signaled its intention to make a rate increase by year-end. The Fed also lowered its estimates for long-term economic growth and adjusted its anticipated pace of future rate increases. U.S. small-cap stocks in particular benefited from a renewed investor focus on fundamentals and from healthy merger and acquisition activity.

IT stocks sagged in the second quarter of 2016 and then surged during the third quarter.

A recovery in higher-growth stocks, including IT stocks, that began halfway through the first quarter of 2016 carried into the second quarter. However, as the U.K.’s vote on whether to remain in the E.U. drew near in June and investors’ uncertainty mounted, many investors shifted their preference from relatively

[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[2]	The S&P North American Technology Index (formerly known as the Goldman Sachs Technology Index) is a modified market-capitalization-weighted index of selected technology stocks. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Specialized Technology Fund	3

riskier sectors of the market, such as IT, toward more defensive sectors, such as utilities and consumer staples. The U.S. stock market’s steep plunge immediately following the U.K.’s Brexit vote turned out to be temporary, however, as did investors’ risk aversion. Near the end of June, IT stocks generally began to be rewarded once again as U.S. stocks began a sharp rally that carried into early/mid-July. Higher-growth stocks, including IT stocks, tended to lose momentum in the second half of the third quarter, partly influenced by investors’ processing of mixed economic data and by indications from the Fed that an interest-rate hike may occur by the end of 2016.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Specialized Technology Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Allianz Global Investors U.S. LLC

Portfolio managers

Huachen Chen, CFA®

Walter C. Price, CFA®

Average annual total returns (%) as of September 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFSTX)	9-18-2000	11.07	14.76	10.40	17.79	16.15	11.05	1.45	1.45
Class B (WFTBX)*	9-18-2000	11.97	15.07	10.45	16.97	15.29	10.45	2.20	2.20
Class C (WFTCX)	9-18-2000	16.03	15.28	10.21	17.03	15.28	10.21	2.20	2.20
Administrator Class (WFTDX)	7-30-2010	–	–	–	18.01	16.33	11.17	1.37	1.34
S&P North American Technology Index[4]	–	–	–	–	25.01	19.06	11.13	–	–
S&P 500 Index[5]	–	–	–	–	15.43	16.37	7.24	–	–
*	At the close of business on December 5, 2016, existing Class B shareholders were converted to Class A shareholders. Effective December 6, 2016, Class B shares are no longer offered by the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in technology related stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Funds that concentrate their investments in limited sectors, such as information technology, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, non-diversification risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Specialized Technology Fund	5

Ten largest holdings (%) as of September 30, 2016[6]
Amazon.com Incorporated	8.74
Facebook Incorporated Class A	7.10
Apple Incorporated	4.83
Microsoft Corporation	4.10
Alphabet Incorporated Class A	4.02
Alphabet Incorporated Class C	3.86
Visa Incorporated Class A	3.61
Hewlett Packard Enterprise Company	2.89
Applied Materials Incorporated	2.85
Broadcom Limited	2.84

Industry distribution as of September 30, 2016[7]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through July 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, and 1.33% for Administrator Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The S&P North American Technology Index (formerly known as the Goldman Sachs Technology Index) is a modified market-capitalization-weighted index of selected technology stocks. You cannot invest directly in an index.

[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Specialized Technology Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2016	Ending account value 9-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,111.82	$7.60	1.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.26	1.44%
Class B
Actual	$1,000.00	$1,108.18	$11.54	2.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.05	$11.03	2.19%
Class C
Actual	$1,000.00	$1,108.59	$11.54	2.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.05	$11.03	2.19%
Administrator Class
Actual	$1,000.00	$1,112.39	$7.02	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.71	1.33%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Specialized Technology Fund	7

Security name	Shares	Value

Common Stocks: 98.46%

Consumer Discretionary: 14.88%

Household Durables: 1.90%
Garmin Limited	129,581	$6,234,142

Internet & Direct Marketing Retail: 12.28%
Amazon.com Incorporated †	34,197	28,633,490
Expedia Incorporated	31,552	3,682,749
Netflix Incorporated †	3,697	364,339
The Priceline Group Incorporated †	2,892	4,255,549
Vipshop Holdings Limited ADR †	222,555	3,264,882

		40,201,009

Media: 0.70%
Comcast Corporation Class A	34,357	2,279,243

Information Technology: 83.38%

Communications Equipment: 3.71%
Cisco Systems Incorporated	292,138	9,266,617
Palo Alto Networks Incorporated †	18,112	2,885,785

		12,152,402

Electronic Equipment, Instruments & Components: 1.63%
CDW Corporation of Delaware	11,608	530,834
Corning Incorporated	196,230	4,640,840
Tech Data Corporation †	1,960	166,032

		5,337,706

Internet Software & Services: 20.81%
Alibaba Group Holding Limited ADR †	86,040	9,102,172
Alphabet Incorporated Class A †	16,390	13,178,543
Alphabet Incorporated Class C †	16,275	12,650,395
Facebook Incorporated Class A †	181,319	23,257,788
NetEase Incorporated ADR	17,633	4,245,674
Tencent Holdings Limited	205,600	5,716,094

		68,150,666

IT Services: 11.18%
Accenture plc Class A	5,730	700,034
Amadeus IT Holding SA Class A	39,817	1,987,381
Automatic Data Processing Incorporated	7,221	636,892
Cognizant Technology Solutions Corporation Class A †	47,128	2,248,477
Computer Sciences Corporation	46,696	2,437,998
Fidelity National Information Services Incorporated	77,240	5,949,797
Fiserv Incorporated †	5,480	545,096
Global Payments Incorporated	52,155	4,003,418
MasterCard Incorporated Class A	54,100	5,505,757
Sabre Corporation	25,520	719,154
Total System Services Incorporated	1,055	49,743

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Specialized Technology Fund	Portfolio of investments—September 30, 2016 (unaudited)

Security name	Shares	Value

IT Services (continued)
Visa Incorporated Class A	143,059	$11,830,979

		36,614,726

Semiconductors & Semiconductor Equipment: 15.50%
Applied Materials Incorporated	309,210	9,322,682
Broadcom Limited	53,871	9,293,825
Cypress Semiconductor Corporation	189,510	2,304,442
Infineon Technologies AG	197,837	3,527,732
Lam Research Corporation	66,588	6,306,549
Marvell Technology Group Limited	212,060	2,814,036
Maxim Integrated Products Incorporated	25,710	1,026,600
Microchip Technology Incorporated	97,138	6,036,155
Micron Technology Incorporated †	203,485	3,617,963
NXP Semiconductors NV †	17,560	1,801,594
QUALCOMM Incorporated	41,208	2,822,748
Skyworks Solutions Incorporated	24,702	1,880,810

		50,755,136

Software: 17.76%
Activision Blizzard Incorporated	61,203	2,711,293
Adobe Systems Incorporated †	43,022	4,669,608
Dell Technologies Incorporated Class V †	676	32,313
Electronic Arts Incorporated †	47,364	4,044,886
Fortinet Incorporated †	7,120	262,942
Imperva Incorporated †	15,518	833,472
Intuit Incorporated	55,230	6,075,852
Microsoft Corporation	233,025	13,422,240
Oracle Corporation	80,202	3,150,335
Paycom Software Incorporated †	88,705	4,446,782
Proofpoint Incorporated †	53,252	3,985,912
Salesforce.com Incorporated †	55,980	3,993,053
SAP SE ADR	25,285	2,311,302
ServiceNow Incorporated †	10,880	861,152
Tableau Software Incorporated Class A †	21,370	1,181,120
Workday Incorporated Class A †	49,050	4,497,395
Zendesk Incorporated †	55,145	1,693,503

		58,173,160

Technology Hardware, Storage & Peripherals: 12.79%
Apple Incorporated	140,038	15,831,296
Hewlett Packard Enterprise Company	416,475	9,474,806
HP Incorporated	258,235	4,010,390
NetApp Incorporated	135,615	4,857,729
Samsung Electronics Company Limited	5,146	7,496,496
Western Digital Corporation	3,350	195,875

		41,866,592

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Specialized Technology Fund	9

Security name		Shares	Value

Real Estate: 0.20%

Equity REITs: 0.20%
American Tower Corporation		5,748	$651,421

Total Common Stocks (Cost $230,584,297)			322,416,203

	Yield
Short-Term Investments: 2.10%

Investment Companies: 2.10%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.34%	6,881,520	6,881,520

Total Short-Term Investments (Cost $6,881,520)			6,881,520

Total investments in securities (Cost $237,465,817) *	100.56%	329,297,723
Other assets and liabilities, net	(0.56)	(1,835,541)

Total net assets	100.00%	$327,462,182

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $239,429,156 and unrealized gains (losses) consists of:

Gross unrealized gains	$91,949,399
Gross unrealized losses	(2,080,832)

Net unrealized gains	$89,868,567

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Specialized Technology Fund	Statement of assets and liabilities—September 30, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $230,584,297)	$322,416,203
In affiliated securities, at value (cost $6,881,520)	6,881,520

Total investments, at value (cost $237,465,817)	329,297,723
Cash	25,340
Foreign currency, at value (cost $13)	13
Receivable for investments sold	17,944,586
Receivable for Fund shares sold	98,690
Receivable for dividends	71,566
Receivable for securities lending income	1,043
Prepaid expenses and other assets	35,204

Total assets	347,474,165

Liabilities
Payable for investments purchased	19,308,617
Payable for Fund shares redeemed	256,179
Management fee payable	254,669
Distribution fees payable	9,226
Administration fees payable	57,236
Accrued expenses and other liabilities	126,056

Total liabilities	20,011,983

Total net assets	$327,462,182

NET ASSETS CONSIST OF
Paid-in capital	$214,012,887
Accumulated net investment loss	(798,749)
Accumulated net realized gains on investments	22,416,138
Net unrealized gains on investments	91,831,906

Total net assets	$327,462,182

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$279,195,060
Shares outstanding – Class A1	26,733,949
Net asset value per share – Class A	$10.44
Maximum offering price per share – Class A2	$11.08
Net assets – Class B	$114,518
Shares outstanding – Class B1	12,997
Net asset value per share – Class B	$8.81
Net assets – Class C	$13,932,284
Shares outstanding – Class C1	1,586,941
Net asset value per share – Class C	$8.78
Net assets – Administrator Class	$34,220,320
Shares outstanding – Administrator Class[1]	3,230,723
Net asset value per share – Administrator Class	$10.59

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2016 (unaudited)	Wells Fargo Specialized Technology Fund	11

Investment income
Dividends	$1,753,466
Income from affiliated securities	12,118
Securities lending income, net	8,853

Total investment income	1,774,437

Expenses
Management fee	1,432,031
Administration fees
Class A	284,687
Class B	143
Class C	14,629
Administrator Class	21,469
Shareholder servicing fees
Class A	338,914
Class B	170
Class C	17,416
Administrator Class	41,287
Distribution fees
Class B	509
Class C	52,248
Custody and accounting fees	21,646
Professional fees	21,547
Registration fees	31,594
Shareholder report expenses	33,489
Trustees’ fees and expenses	9,050
Other fees and expenses	6,054

Total expenses	2,326,883
Less: Fee waivers and/or expense reimbursements	(4,548)

Net expenses	2,322,335

Net investment loss	(547,898)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	9,027,756
Forward foreign currency contract transactions	(4,732)

Net realized gains on investments	9,023,024
Net change in unrealized gains (losses) on investments	25,174,214

Net realized and unrealized gains (losses) on investments	34,197,238

Net increase in net assets resulting from operations	$33,649,340

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Specialized Technology Fund	Statement of changes in net assets

	Six months ended September 30, 2016 (unaudited)		Year ended March 31, 2016

Operations
Net investment loss		$(547,898)		$(2,076,157)
Net realized gains on investments		9,023,024		14,521,859
Net change in unrealized gains (losses) on investments		25,174,214		(15,139,717)

Net increase (decrease) in net assets resulting from operations		33,649,340		(2,694,015)

Distributions to shareholders from
Net realized gains
Class A		0		(33,866,092)
Class B		0		(18,254)
Class C		0		(2,084,431)
Administrator Class		0		(3,712,334)

Total distributions to shareholders		0		(39,681,111)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	531,794	5,133,377	12,556,326	135,884,127
Class B	3,849	30,758	2,502	23,835
Class C	47,542	382,870	330,874	3,019,167
Administrator Class	307,417	3,010,322	964,355	9,840,317
Investor Class	N/A	N/A	822,710 [1]	8,868,739 [1]

		8,557,327		157,636,185

Reinvestment of distributions
Class A	0	0	3,418,828	32,889,128
Class B	0	0	2,234	18,254
Class C	0	0	233,582	1,901,356
Administrator Class	0	0	335,670	3,272,786

		0		38,081,524

Payment for shares redeemed
Class A	(2,322,526)	(22,449,341)	(3,097,245)	(30,864,012)
Class B	(6,234)	(52,877)	(9,094)	(82,246)
Class C	(202,049)	(1,649,704)	(338,441)	(2,967,650)
Administrator Class	(478,240)	(4,696,333)	(830,486)	(8,685,149)
Investor Class	N/A	N/A	(12,028,498)[1]	(129,965,727)[1]

		(28,848,255)		(172,564,784)

Net increase (decrease) in net assets resulting from capital share transactions		(20,290,928)		23,152,925

Total increase (decrease) in net assets		13,358,412		(19,222,201)

Net assets
Beginning of period		314,103,770		333,325,971

End of period		$327,462,182		$314,103,770

Accumulated net investment loss		$(798,749)		$(250,851)

[1]	For the period from April 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Specialized Technology Fund	13

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.39	$10.74	$10.65	$8.15	$8.40	$8.88
Net investment loss	(0.02)[1]	(0.06)	(0.06)	(0.06)	(0.03)[1]	(0.07)
Net realized and unrealized gains (losses) on investments	1.07	0.02	1.43	3.07	(0.00)[2]	(0.05)

Total from investment operations	1.05	(0.04)	1.37	3.01	(0.03)	(0.12)
Distributions to shareholders from
Net realized gains	0.00	(1.31)	(1.28)	(0.51)	(0.22)	(0.36)
Net asset value, end of period	$10.44	$9.39	$10.74	$10.65	$8.15	$8.40
Total return[3]	11.18%	(0.66)%	13.24%	37.27%	(0.17)%	(0.74)%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.45%	1.52%	1.60%	1.64%	1.70%
Net expenses	1.44%	1.45%	1.51%	1.56%	1.63%	1.70%
Net investment loss	(0.32)%	(0.53)%	(0.58)%	(0.63)%	(0.34)%	(0.92)%
Supplemental data
Portfolio turnover rate	48%	153%	119%	132%	127%	169%
Net assets, end of period (000s omitted)	$279,195	$267,811	$168,108	$154,833	$115,145	$144,308

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Specialized Technology Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31
CLASS B		2016	2015	2014	2013	2012
Net asset value, beginning of period	$7.95	$9.36	$9.50	$7.37	$7.67	$8.20
Net investment loss	(0.04)[1]	(0.12)[1]	(0.13)[1]	(0.12)[1]	(0.08)[1]	(0.13)[1]
Net realized and unrealized gains (losses) on investments	0.90	0.02	1.27	2.76	(0.00)[2]	(0.04)

Total from investment operations	0.86	(0.10)	1.14	2.64	(0.08)	(0.17)
Distributions to shareholders from
Net realized gains	0.00	(1.31)	(1.28)	(0.51)	(0.22)	(0.36)
Net asset value, end of period	$8.81	$7.95	$9.36	$9.50	$7.37	$7.67
Total return[3]	10.82%	(1.44)%	12.40%	36.18%	(0.84)%	(1.54)%
Ratios to average net assets (annualized)
Gross expenses	2.19%	2.20%	2.28%	2.35%	2.39%	2.45%
Net expenses	2.19%	2.20%	2.27%	2.32%	2.38%	2.45%
Net investment loss	(1.08)%	(1.37)%	(1.34)%	(1.36)%	(1.09)%	(1.69)%
Supplemental data
Portfolio turnover rate	48%	153%	119%	132%	127%	169%
Net assets, end of period (000s omitted)	$115	$122	$185	$355	$473	$851

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Specialized Technology Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$7.92	$9.33	$9.47	$7.35	$7.65	$8.18
Net investment loss	(0.04)[1]	(0.12)[1]	(0.13)[1]	(0.12)[1]	(0.08)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	0.90	0.02	1.27	2.75	(0.00)[2]	(0.05)

Total from investment operations	0.86	(0.10)	1.14	2.63	(0.08)	(0.17)
Distributions to shareholders from
Net realized gains	0.00	(1.31)	(1.28)	(0.51)	(0.22)	(0.36)
Net asset value, end of period	$8.78	$7.92	$9.33	$9.47	$7.35	$7.65
Total return[3]	10.86%	(1.45)%	12.44%	36.14%	(0.84)%	(1.55)%
Ratios to average net assets (annualized)
Gross expenses	2.19%	2.20%	2.27%	2.35%	2.39%	2.45%
Net expenses	2.19%	2.20%	2.26%	2.31%	2.38%	2.45%
Net investment loss	(1.07)%	(1.34)%	(1.33)%	(1.38)%	(1.09)%	(1.66)%
Supplemental data
Portfolio turnover rate	48%	153%	119%	132%	127%	169%
Net assets, end of period (000s omitted)	$13,932	$13,797	$14,143	$10,907	$6,563	$7,194

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Specialized Technology Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.52	$10.86	$10.74	$8.20	$8.43	$8.88
Net investment loss	(0.01)	(0.05)	(0.05)	(0.05)	(0.01)[1]	(0.06)
Net realized and unrealized gains (losses) on investments	1.08	0.02	1.45	3.10	(0.00)[2]	(0.03)

Total from investment operations	1.07	(0.03)	1.40	3.05	(0.01)	(0.09)
Distributions to shareholders from
Net realized gains	0.00	(1.31)	(1.28)	(0.51)	(0.22)	(0.36)
Net asset value, end of period	$10.59	$9.52	$10.86	$10.74	$8.20	$8.43
Total return[3]	11.24%	(0.56)%	13.42%	37.54%	0.07%	(0.51)%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.35%	1.36%	1.44%	1.48%	1.53%
Net expenses	1.33%	1.33%	1.35%	1.40%	1.42%	1.50%
Net investment loss	(0.22)%	(0.48)%	(0.42)%	(0.48)%	(0.14)%	(0.64)%
Supplemental data
Portfolio turnover rate	48%	153%	119%	132%	127%	169%
Net assets, end of period (000s omitted)	$34,220	$32,373	$31,842	$31,681	$17,008	$7,546

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Specialized Technology Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Specialized Technology Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

18	Wells Fargo Specialized Technology Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Notes to financial statements (unaudited)	Wells Fargo Specialized Technology Fund	19

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2016, the Fund had a qualified late-year ordinary loss of $250,851 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$48,714,394	$0	$0	$48,714,394
Information technology	254,322,685	18,727,703	0	273,050,388
Real estate	651,421	0	0	651,421

Short-term investments
Investment companies	6,881,520	0	0	6,881,520
Total assets	$310,570,020	$18,727,703	$0	$329,297,723

20	Wells Fargo Specialized Technology Fund	Notes to financial statements (unaudited)

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, fair value pricing was used in pricing certain foreign securities and common stocks valued at $5,716,094 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.90% and declining to 0.78% as the average daily net assets of the Fund increase. For the six months ended September 30, 2016, the management fee was equivalent to an annual rate of 0.90% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Allianz Global Investors U.S. LLC, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.80% and declining to 0.55% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.50% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares, and 1.33% for Administrator Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2016, Funds Distributor received $4,799 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Specialized Technology Fund	21

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2016 were $148,749,879 and $165,535,157, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended September 30, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes.

As of September 30, 2016, the Fund did not have any open forward foreign currency contracts. The Fund had average contract amounts of $12,888 in forward foreign currency contracts to buy during the six months ended September 30, 2016.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended September 30, 2016, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in technology companies and, therefore, would be more affected by changes in the technology sector than would be a fund whose investments are not heavily weighted in the sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Specialized Technology Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Specialized Technology Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo Specialized Technology Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016[3]	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo Specialized Technology Fund	25

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Specialized Technology Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allianz Global Investors U.S. LLC (the “Sub-Adviser”). The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was in range of its benchmark, the S&P North American Technology Index, for all periods under review except the one- and five-year periods. The Board also noted that the performance of the Fund was higher than the average performance of the Universe for all periods under review.

26	Wells Fargo Specialized Technology Fund	Other information (unaudited)

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the other funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing

Other information (unaudited)	Wells Fargo Specialized Technology Fund	27

potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and its affiliate from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

28	Wells Fargo Specialized Technology Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

246404 11-16 SA317/SAR317 09-16

Semi-Annual Report

September 30, 2016

Wells Fargo

Utility and Telecommunications Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Utility and Telecommunications Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Utility and Telecommunications Fund for the six-month period that ended September 30, 2016. During this period, which began April 1, 2016, the U.S. economy displayed resilience, although growth was somewhat sluggish. U.S. and international stock markets experienced heightened volatility. Despite fluctuating markets, U.S. stocks, as measured by the S&P 500 Index,1 delivered 6.40% for the six-month period; utilities stocks, as measured by the S&P 500 Utilities Index,2 returned 0.49%; and telecommunication services stocks, as measured by the S&P 500 Telecommunication Services Index,3 returned 1.07%.

Worries over interest rates and the U.K.’s vote largely drove the markets during the second quarter of 2016.

U.S. stocks began the quarter in positive territory but started to lose steam in early May on worries that a possible June interest-rate increase by the U.S. Federal Reserve (Fed) could hurt the market. In mid-May, stocks briefly plunged following comments by Fed officials noting that a June interest-rate increase remained on the table. But once investors had processed this information, stocks again rallied, finishing up for the month. The first three weeks of June brought heightened volatility, spurred largely by a disappointing jobs report and uncertainty over whether the U.K. would remain in the E.U. The U.K.’s Brexit vote on June 23 shocked countries in Europe and much of the rest of the world. Stock markets fell as investors worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rallied as investors seemed to decide that any negative effects would be more localized and not create a serious risk for global growth. By quarter-end, the broad U.S. stock market had moved back into positive territory.

U.S. stocks delivered generally positive results in the third quarter of 2016.

The rally in U.S. stocks continued into early July 2016. U.S. stocks then generally continued to move upward at a more moderate pace, reaching a quarterly peak in August before the upward momentum started to lose some steam. Markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Fed, European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. Although many U.S. investors had doubted the Fed would increase interest rates in September, hawkish comments by several Fed officials in early September raised concerns, sending stock and bond prices downward. However, immediately following the Fed’s September 20 meeting, stocks surged on news that the Fed had decided to leave short-term interest rates unchanged for the time being and had signaled its intention to make a rate increase by year-end. The Fed also lowered its estimates for long-term economic growth and adjusted its anticipated pace of future rate increases. U.S. small-cap stocks in particular benefited from a renewed investor focus on fundamentals and from healthy merger and acquisition activity.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The S&P 500 Utilities Index is a market-value-weighted index that measures the performance of all stocks within the utility sector of the S&P 500 Index. You cannot invest directly in an index.

[3]	The S&P 500 Telecommunication Services Index comprises those companies included in the S&P 500 Index that are classified as members of the GICS® telecommunication services sector. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Utility and Telecommunications Fund	3

While stocks in the utilities and telecommunication services sectors were rewarded in the second quarter of 2016, they sagged in the third quarter.

During much of the second quarter, investors tended to favor lower-volatility, higher-dividend-yielding stocks, such as those found in the utilities and telecommunication services sectors. In the third quarter, however, investors turned their attention away from stocks with these characteristics and displayed renewed interest in companies with attractive valuations.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

While stocks in the utilities and telecommunication services sectors were rewarded in the second quarter of 2016, they sagged in the third quarter.

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Utility and Telecommunications Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Crow Point Partners, LLC

Portfolio manager

Timothy P. O’Brien, CFA®

Average annual total returns (%) as of September 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EVUAX)	1-4-1994	6.59	10.04	6.55	13.10	11.35	7.19	1.19	1.15
Class B (EVUBX)*	1-4-1994	7.25	10.24	6.63	12.25	10.51	6.63	1.94	1.90
Class C (EVUCX)	9-2-1994	11.28	10.52	6.39	12.28	10.52	6.39	1.94	1.90
Administrator Class (EVUDX)	7-30-2010	–	–	–	13.38	11.57	7.34	1.11	0.96
Institutional Class (EVUYX)	2-28-1994	–	–	–	13.58	11.72	7.50	0.86	0.79
S&P 500 Utilities Index[4]	–	–	–	–	17.37	12.09	7.91	–	–
S&P 500 Index[5]	–	–	–	–	15.43	16.37	7.24	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in utilities and telecommunication services stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Funds that concentrate their investments in limited sectors, such as utilities and telecommunication services, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, high-yield securities risk, smaller-company securities risk, non-diversification risk and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Utility and Telecommunications Fund	5

Ten largest holdings (%) as of September 30, 2016[6]
CMS Energy Corporation	6.53
NextEra Energy Incorporated	6.34
Edison International	6.09
Eversource Energy	5.97
Visa Incorporated Class A	5.79
Alliant Energy Corporation	5.76
Sempra Energy	5.56
PNM Resources Incorporated	5.09
Dominion Resources Incorporated	5.01
American Water Works Company Incorporated	3.88

Industry distribution as of September 30, 2016[7]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Utility and Telecommunications Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through July 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.14% for Class A, 1.89% for Class B, 1.89% for Class C, 0.95% for Administrator Class, and 0.78% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The S&P 500 Utilities Index is a market-value-weighted index that measures the performance of all stocks within the utilities sector of the S&P 500 Index. You cannot invest directly in an index.

[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Utility and Telecommunications Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2016	Ending account value 9-30-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,024.24	$5.77	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.76	1.14%
Class B
Actual	$1,000.00	$1,020.09	$9.54	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.55	$9.52	1.89%
Class C
Actual	$1,000.00	$1,020.78	$9.55	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.55	$9.52	1.89%
Administrator Class
Actual	$1,000.00	$1,025.30	$4.81	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%
Institutional Class
Actual	$1,000.00	$1,026.70	$3.95	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.94	0.78%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Utility and Telecommunications Fund	7

Security name	Shares	Value

Common Stocks: 96.02%

Consumer Discretionary: 3.77%

Media: 3.77%
Comcast Corporation Class A	225,100	$14,933,134

Energy: 1.07%

Oil, Gas & Consumable Fuels: 1.07%
EQT Corporation	58,600	4,255,532

Industrials: 0.23%

Machinery: 0.23%
MFRI Incorporated †	117,500	895,350

Information Technology: 7.70%

IT Services: 7.70%
MasterCard Incorporated Class A	80,000	8,141,600
Visa Incorporated Class A	270,000	22,329,000

		30,470,600

Real Estate: 6.99%

Equity REITs: 6.99%
Ashford Hospitality Prime Incorporated	49,117	692,550
Chatham Lodging Trust	650,000	12,512,500
Global Medical REIT Incorporated	910,000	8,881,600
Physicians Realty Trust	70,000	1,507,800
Preferred Apartment Communities Incorporated Series A	300,000	4,053,000

		27,647,450

Telecommunication Services: 8.65%

Diversified Telecommunication Services: 5.21%
AT&T Incorporated	150,000	6,091,500
CenturyLink Incorporated #(a)	340,000	9,326,200
Verizon Communications Incorporated	100,000	5,198,000

		20,615,700

Wireless Telecommunication Services: 3.44%
Shenandoah Telecommunications Company	500,000	13,605,000

Utilities: 67.61%

Electric Utilities: 37.61%
ALLETE Incorporated	10,000	596,200
Alliant Energy Corporation	580,000	22,219,800
American Electric Power Company Incorporated	175,000	11,236,750
Edison International	325,000	23,481,250
Eversource Energy	425,000	23,026,500
Great Plains Energy Incorporated	210,000	5,730,900
Hydro One Limited 144A	100,000	1,974,161
IDACORP Incorporated	75,000	5,871,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Utility and Telecommunications Fund	Portfolio of investments—September 30, 2016 (unaudited)

Security name			Shares	Value

Electric Utilities (continued)
NextEra Energy Incorporated			200,000	$24,464,000
PNM Resources Incorporated			600,000	19,632,000
Spark Energy Incorporated Class A «(l)			364,503	10,617,972

				148,850,533

Gas Utilities: 3.13%
Snam SpA			500,000	2,772,431
South Jersey Industries Incorporated			325,000	9,603,750

				12,376,181

Independent Power & Renewable Electricity Producers: 1.36%
Dynegy Incorporated			66,500	5,386,500

Multi-Utilities: 21.73%
CenterPoint Energy Incorporated			250,000	5,807,500
CMS Energy Corporation			600,000	25,206,000
Dominion Resources Incorporated			260,000	19,310,200
Northwestern Corporation			102,411	5,891,705
Public Service Enterprise Group Incorporated			200,000	8,374,000
Sempra Energy			200,000	21,438,000

				86,027,405

Water Utilities: 3.78%
American Water Works Company Incorporated			200,000	14,968,000

Total Common Stocks (Cost $206,300,357)				380,031,385

	Interest rate	Maturity date	Principal
Convertible Debentures: 0.00%

Energy: 0.00%

Oil, Gas & Consumable Fuels: 0.00%
Energy & Exploration Partners Incorporated (i)(s)	8.00%	7-1-2019	$5,000,000	5,000

Total Convertible Debentures (Cost $5,000,000)				5,000

			Shares
Exchange-Traded Funds: 0.12%
Recon Capital NASDAQ 100 Covered Call ETF			21,500	476,440

Total Exchange-Traded Funds (Cost $512,990)				476,440

	Dividend yield
Preferred Stocks: 2.61%

Real Estate: 1.10%

Equity REITs: 1.10%
Ashford Hospitality Prime Incorporated ±	1.38		11,100	261,849
Wheeler REIT Incorporated ±	0.24		160,000	4,080,000

				4,341,849

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2016 (unaudited)	Wells Fargo Utility and Telecommunications Fund	9

Security name	Dividend yield		Shares	Value

Utilities: 1.51%

Electric Utilities: 0.16%
NextEra Energy Capital ±	1.19%		25,000	$642,250

Multi-Utilities: 1.35%
DTE Energy Company ±	1.36		206,603	5,326,225

Total Preferred Stocks (Cost $9,998,514)				10,310,324

		Expiration date
Warrants: 0.00%

Energy: 0.00%

Oil, Gas & Consumable Fuels: 0.00%
Kinder Morgan Incorporated †		5-27-2017	496,000	7,688

Total Warrants (Cost $553,300)				7,688

	Yield
Short-Term Investments: 4.71%

Investment Companies: 4.71%
Securities Lending Cash Investments LLC (l)(r)(u)	0.65		10,559,100	10,559,100
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.34		8,089,169	8,089,169

Total Short-Term Investments (Cost $18,648,269)				18,648,269

Total investments in securities (Cost $241,013,430) *	103.46%	409,479,106
Other assets and liabilities, net	(3.46)	(13,694,148)

Total net assets	100.00%	$395,784,958

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(i)	Illiquid security

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $241,029,861 and unrealized gains (losses) consists of:

Gross unrealized gains	$177,924,529
Gross unrealized losses	(9,475,284)

Net unrealized gains	$168,449,245

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Utility and Telecommunications Fund	Statement of assets and liabilities—September 30, 2016 (unaudited)

Assets
Investments
In unaffiliated securities (including $10,313,298 of securities loaned), at value (cost $215,609,120)	$380,212,865
In affiliated securities, at value (cost $25,404,310)	29,266,241

Total investments, at value (cost $241,013,430)	409,479,106
Segregated cash	2,000
Foreign currency, at value (cost $736)	738
Receivable for Fund shares sold	194,552
Receivable for dividends	872,018
Receivable for securities lending income	12,060
Prepaid expenses and other assets	50,709

Total assets	410,611,183

Liabilities
Payable for investments purchased	264,700
Payable for Fund shares redeemed	3,512,818
Payable upon receipt of securities loaned	10,559,100
Written options, at value (premiums received $160,809)	1,412
Management fee payable	214,293
Distribution fees payable	37,484
Administration fees payable	72,014
Accrued expenses and other liabilities	164,404

Total liabilities	14,826,225

Total net assets	$395,784,958

NET ASSETS CONSIST OF
Paid-in capital	$243,833,945
Undistributed net investment income	454,476
Accumulated net realized losses on investments	(17,128,495)
Net unrealized gains on investments	168,625,032

Total net assets	$395,784,958

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$312,687,859
Shares outstanding – Class A1	16,480,746
Net asset value per share – Class A	$18.97
Maximum offering price per share – Class A2	$20.13
Net assets – Class B	$1,864,236
Shares outstanding – Class B1	97,886
Net asset value per share – Class B	$19.04
Net assets – Class C	$54,261,748
Shares outstanding – Class C1	2,859,640
Net asset value per share – Class C	$18.98
Net assets – Administrator Class	$8,055,590
Shares outstanding – Administrator Class[1]	424,237
Net asset value per share – Administrator Class	$18.99
Net assets – Institutional Class	$18,915,525
Shares outstanding – Institutional Class[1]	997,385
Net asset value per share – Institutional Class	$18.97

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2016 (unaudited)	Wells Fargo Utility and Telecommunications Fund	11

Investment income
Dividends (net of foreign withholding taxes of $25,071)	$5,808,425
Income from affiliated securities	307,379
Securities lending income, net	35,418

Total investment income	6,151,222

Expenses
Management fee	1,350,184
Administration fees
Class A	342,424
Class B	2,577
Class C	61,123
Administrator Class	4,937
Institutional Class	13,689
Shareholder servicing fees
Class A	407,648
Class B	3,068
Class C	72,765
Administrator Class	9,495
Distribution fees
Class B	9,203
Class C	218,295
Custody and accounting fees	14,868
Professional fees	26,779
Registration fees	40,713
Shareholder report expenses	44,955
Trustees’ fees and expenses	8,223
Other fees and expenses	5,481

Total expenses	2,636,427
Less: Fee waivers and/or expense reimbursements	(86,044)

Net expenses	2,550,383

Net investment income	3,600,839

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	6,360,739
Written options	588,299

Net realized gains on investments	6,949,038

Net change in unrealized gains (losses) on:
Unaffiliated securities	(4,659,723)
Affiiliated securities	3,861,440
Written options	29,900

Net change in unrealized gains (losses) on investments	(768,383)

Net realized and unrealized gains (losses) on investments	6,180,655

Net increase in net assets resulting from operations	$9,781,494

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Utility and Telecommunications Fund	Statement of changes in net assets

	Six months ended September 30, 2016 (unaudited)		Year ended March 31, 2016

Operations
Net investment income		$3,600,839		$6,383,200
Net realized gains on investments		6,949,038		806,427
Net change in unrealized gains (losses) on investments		(768,383)		6,875,618

Net increase in net assets resulting from operations		9,781,494		14,065,245

Distributions to shareholders from
Net investment income
Class A		(3,112,347)		(5,017,303)
Class B		(11,651)		(37,027)
Class C		(327,489)		(553,510)
Administrator Class		(83,701)		(117,637)
Institutional Class		(257,447)		(272,938)

Total distributions to shareholders		(3,792,635)		(5,998,415)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	599,034	11,615,326	921,079	16,278,558
Class B	335	6,416	552	9,644
Class C	94,501	1,810,815	133,314	2,345,310
Administrator Class	92,754	1,807,581	89,892	1,573,242
Institutional Class	540,962	10,392,631	337,439	5,942,211

		25,632,769		26,148,965

Reinvestment of distributions
Class A	150,017	2,922,966	274,180	4,706,483
Class B	444	8,687	1,759	30,109
Class C	14,972	291,904	28,775	491,914
Administrator Class	4,235	82,599	6,530	112,501
Institutional Class	11,598	225,909	12,478	214,732

		3,532,065		5,555,739

Payment for shares redeemed
Class A	(1,126,302)	(21,765,072)	(3,057,415)	(53,748,727)
Class B	(57,993)	(1,128,616)	(261,426)	(4,631,829)
Class C	(321,037)	(6,246,280)	(577,794)	(10,133,822)
Administrator Class	(32,845)	(633,416)	(194,700)	(3,370,659)
Institutional Class	(373,413)	(7,207,858)	(308,285)	(5,341,959)

		(36,981,242)		(77,226,996)

Net decrease in net assets resulting from capital share transactions		(7,816,408)		(45,522,292)

Total decrease in net assets		(1,827,549)		(37,455,462)

Net assets
Beginning of period		397,612,507		435,067,969

End of period		$395,784,958		$397,612,507

Undistributed net investment income		$454,476		$646,272

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Utility and Telecommunications Fund	13

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.70	$18.23	$17.71	$15.85	$13.78	$12.59
Net investment income	0.18	0.31	0.29	0.36	0.36	0.28
Net realized and unrealized gains (losses) on investments	0.28	0.45	0.57	1.84	2.07	1.21

Total from investment operations	0.46	0.76	0.86	2.20	2.43	1.49
Distributions to shareholders from
Net investment income	(0.19)	(0.29)	(0.34)	(0.34)	(0.36)	(0.30)
Net asset value, end of period	$18.97	$18.70	$18.23	$17.71	$15.85	$13.78
Total return[1]	2.42%	4.30%	4.82%	14.12%	17.94%	12.01%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.20%	1.22%	1.22%	1.23%	1.20%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	1.82%	1.73%	1.57%	2.21%	2.47%	2.11%
Supplemental data
Portfolio turnover rate	8%	15%	29%	20%	21%	36%
Net assets, end of period (000s omitted)	$312,688	$315,238	$341,342	$350,029	$316,551	$288,228

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Utility and Telecommunications Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31
CLASS B		2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.76	$18.28	$17.75	$15.87	$13.79	$12.59
Net investment income	0.10 [1]	0.21 [1]	0.16 [1]	0.24 [1]	0.24 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.28	0.42	0.55	1.85	2.09	1.22

Total from investment operations	0.38	0.63	0.71	2.09	2.33	1.40
Distributions to shareholders from
Net investment income	(0.10)	(0.15)	(0.18)	(0.21)	(0.25)	(0.20)
Net asset value, end of period	$19.04	$18.76	$18.28	$17.75	$15.87	$13.79
Total return[2]	2.01%	3.52%	3.98%	13.32%	17.08%	11.21%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.95%	1.97%	1.97%	1.97%	1.95%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Net investment income	1.03%	1.16%	0.86%	1.46%	1.70%	1.35%
Supplemental data
Portfolio turnover rate	8%	15%	29%	20%	21%	36%
Net assets, end of period (000s omitted)	$1,864	$2,909	$7,573	$13,698	$17,240	$20,613

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Utility and Telecommunications Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.70	$18.25	$17.73	$15.86	$13.79	$12.59
Net investment income	0.10 [1]	0.17 [1]	0.15	0.24 [1]	0.23	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.29	0.45	0.57	1.85	2.09	1.22

Total from investment operations	0.39	0.62	0.72	2.09	2.32	1.40
Distributions to shareholders from
Net investment income	(0.11)	(0.17)	(0.20)	(0.22)	(0.25)	(0.20)
Net asset value, end of period	$18.98	$18.70	$18.25	$17.73	$15.86	$13.79
Total return[2]	2.08%	3.49%	4.04%	13.31%	17.03%	11.23%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.95%	1.97%	1.97%	1.98%	1.95%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Net investment income	1.06%	0.99%	0.82%	1.46%	1.71%	1.36%
Supplemental data
Portfolio turnover rate	8%	15%	29%	20%	21%	36%
Net assets, end of period (000s omitted)	$54,262	$57,431	$63,632	$61,329	$57,431	$58,555

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Utility and Telecommunications Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.72	$18.25	$17.73	$15.86	$13.79	$12.59
Net investment income	0.20	0.34	0.33	0.40	0.39	0.30 [1]
Net realized and unrealized gains (losses) on investments	0.28	0.45	0.56	1.84	2.07	1.23

Total from investment operations	0.48	0.79	0.89	2.24	2.46	1.53
Distributions to shareholders from
Net investment income	(0.21)	(0.32)	(0.37)	(0.37)	(0.39)	(0.33)
Net asset value, end of period	$18.99	$18.72	$18.25	$17.73	$15.86	$13.79
Total return[2]	2.53%	4.49%	5.01%	14.41%	18.16%	12.32%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.09%	1.06%	1.04%	1.04%	1.01%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.94%
Net investment income	2.04%	1.93%	1.79%	2.38%	2.66%	2.32%
Supplemental data
Portfolio turnover rate	8%	15%	29%	20%	21%	36%
Net assets, end of period (000s omitted)	$8,056	$6,740	$8,365	$9,383	$5,803	$4,945

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Utility and Telecommunications Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2016 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$18.69	$18.23	$17.74	$15.87	$13.80	$12.61
Net investment income	0.21	0.36 [1]	0.35 [1]	0.42	0.46	0.33
Net realized and unrealized gains (losses) on investments	0.29	0.45	0.54	1.85	2.03	1.21

Total from investment operations	0.50	0.81	0.89	2.27	2.49	1.54
Distributions to shareholders from
Net investment income	(0.22)	(0.35)	(0.40)	(0.40)	(0.42)	(0.35)
Net asset value, end of period	$18.97	$18.69	$18.23	$17.74	$15.87	$13.80
Total return[2]	2.67%	4.63%	5.02%	14.58%	18.34%	12.42%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.84%	0.79%	0.79%	0.80%	0.77%
Net expenses	0.78%	0.78%	0.78%	0.78%	0.78%	0.77%
Net investment income	2.23%	2.03%	1.89%	2.56%	2.97%	2.50%
Supplemental data
Portfolio turnover rate	8%	15%	29%	20%	21%	36%
Net assets, end of period (000s omitted)	$18,916	$15,295	$14,156	$10,325	$8,317	$6,918

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Utility and Telecommunications Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Utility and Telecommunications Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2016, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant

Notes to financial statements (unaudited)	Wells Fargo Utility and Telecommunications Fund	19

changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

20	Wells Fargo Utility and Telecommunications Fund	Notes to financial statements (unaudited)

The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $12,121,728 expiring in 2017.

As of March 31, 2016, the Fund had $11,892,103 of current year deferred post-October capital losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

Notes to financial statements (unaudited)	Wells Fargo Utility and Telecommunications Fund	21

lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$14,933,134	$0	$0	$14,933,134
Energy	4,255,532	0	0	4,255,532
Industrials	895,350	0	0	895,350
Information technology	30,470,600	0	0	30,470,600
Real estate	27,647,450	0	0	27,647,450
Telecommunication services	34,220,700	0	0	34,220,700
Utilities	264,836,188	2,772,431	0	267,608,619

Convertible debenture	0	5,000	0	5,000

Exchange-traded funds
Financials	476,440	0	0	476,440

Preferred stocks
Real estate	4,341,849	0	0	4,341,849
Utilities	5,968,475	0	0	5,968,475

Warrants
Energy	0	7,688	0	7,688

Short-term investments
Investment companies	8,089,169	0	0	8,089,169
Investments measured at net asset value*				10,559,100
Total assets	$396,134,887	$2,785,119	$0	$409,479,106
Liabilities
Written options	$0	$1,412	$0	$1,412
Total liabilities	$0	$1,412	$0	$1,412

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $10,559,100 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2016, the Fund had no material transfers between Level 1 and Level 2 and did not have any transfers into/out of Level 3.

22	Wells Fargo Utility and Telecommunications Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.65% and declining to 0.48% as the average daily net assets of the Fund increase. For the six months ended September 30, 2016, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Crow Point Partners, LLC is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A shares, 1.89% for Class B shares, 1.89% for Class C shares, 0.95% for Administrator Class shares, and 0.78% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2016, Funds Distributor received $8,970 from the sale of Class A shares and $27 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Utility and Telecommunications Fund	23

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2016 were $50,959,938 and $29,028,650, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized Gain
Spark Energy Incorporated Class A	281,837	82,666	0	364,503	$10,617,972	$264,265	$0

7. DERIVATIVE TRANSACTIONS

During the six months ended September 30, 2016, the Fund entered into written options for economic hedging purposes.

During the six months ended September 30, 2016, the Fund had written option activities as follows:

	Call options
	Number of contracts	Premiums received
Options outstanding at March 31, 2016	4,795	$302,831
Options written	5,150	507,165
Options expired	(3,500)	(346,356)
Options closed	(4,795)	(302,831)
Options exercised	0	0
Options outstanding at September 30, 2016	1,650	$160,809

Open call options written at September 30, 2016 were as follow:

Expiration date	Counterparty	Description	Number of contracts	Strike price	Value
10-21-2016	JPMorgan	CenturyLink Incorporated	1,650	$30.00	$(1,412)

The Fund had an average of 1,941 written option contracts during the six months ended September 30, 2016. As of September 30, 2016, the Fund had segregated $2,000 as cash collateral for written options and securities as noted on the portfolio of investments.

A summary of derivative instruments by primary risk exposure is outlined in the following table, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative.

24	Wells Fargo Utility and Telecommunications Fund	Notes to financial statements (unaudited)

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Written options	JPMorgan	$1,412	$0	$(1,412)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended September 30, 2016, there were no borrowings by the Fund under the agreement.

9. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in utility and telecommunications companies and, therefore, may be more affected by changes in the utility and telecommunications sectors than would be a fund whose investments are not heavily weighted in any sector

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Utility and Telecommunications Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Utility and Telecommunications Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Utility and Telecommunications Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016[3]	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 70 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

28	Wells Fargo Utility and Telecommunications Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Utility and Telecommunications Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Crow Point Partners, LLC (the “Sub-Adviser”). The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

Other information (unaudited)	Wells Fargo Utility and Telecommunications Fund	29

The Board noted that the performance of the Fund (Class A) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the S&P Utilities Index, for all periods under review except the 10-year period.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to, or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

30	Wells Fargo Utility and Telecommunications Fund	Other information (unaudited)

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and its affiliate from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Utility and Telecommunications Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

246405 11-16 SA318/SAR318 09-16

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	November 23, 2016

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	November 23, 2016